-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 2-57689) UNDER
                          THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.                   [X]

                     POST-EFFECTIVE AMENDMENT NO. 35                    [X]
                                      AND

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                             AMENDMENT NO. 39                           [X]

                      VANGUARD MUNICIPAL BOND FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                P.O. BOX 2600,
                            VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                         RAYMOND J. KLAPINSKY, ESQUIRE
                                 P.O. BOX 876
                            VALLEY FORGE, PA 19482

  It is proposed that this filing become effective: On December 29, 1995 pursuant to paragraph (b) of Rule 485.

  Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

  Registrant elects to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the year ended August 31, 1995 on October 26, 1995.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       VANGUARD MUNICIPAL BOND FUND, INC.

                             CROSS REFERENCE SHEET

  FORM N-1A
 ITEM NUMBER                                        LOCATION IN PROSPECTUS
  Item 1.    Cover Page............................ Cover Page
  Item 2.    Synopsis.............................. Highlights
  Item 3.    Condensed Financial Information....... Financial Highlights;
                                                    Yield and Total Return
  Item 4.    General Description of Registrant..... Investment Objective;
                                                    Investment Limitations;
                                                    Investment Policies;
                                                    General Information
  Item 5.    Management of the Fund................ Management of the Fund;
                                                    Investment Adviser;
                                                    General Information.
  Item 6.    Capital Stock and Other Securities.... Opening an Account and
                                                    Purchasing Shares; When
                                                    Your Account Will Be
                                                    Credited; Selling Your
                                                    Shares; The Share Price of
                                                    Each Portfolio; Dividends,
                                                    Capital Gains and Taxes;
                                                    General Information
  Item 7.    Purchase of Securities Being Offered.. Cover Page; Opening an
                                                    Account and Purchasing
                                                    Shares
  Item 8.    Redemption or Repurchase.............. Selling Your Shares
  Item 9.    Pending Legal Proceedings............. Not Applicable
  FORM N-1A                                         LOCATION IN STATEMENT
 ITEM NUMBER                                        OF ADDITIONAL INFORMATION
  Item 10.   Cover Page............................ Cover Page
  Item 11.   Table of Contents..................... Cover Page
  Item 12.   General Information and History....... Investment Policies;
                                                    Investment Management;
                                                    Description of Shares and
                                                    Voting Rights
  Item 13.   Investment Objective and Policies..... Investment Policies;
                                                    Investment Limitations
  Item 14.   Management of the Fund................ Management of the Fund;
                                                    Investment Management
  Item 15.   Control Persons and Principal Holders
             of Securities......................... Management of the Fund
  Item 16.   Investment Advisory and Other          Management of the Fund;
             Services.............................. Investment Management
  Item 17.   Brokerage Allocation.................. Not Applicable
  Item 18.   Capital Stock and Other Securities.... Financial Statements;
                                                    Description of Shares and
                                                    Voting Rights; Valuation
                                                    of Shares
  Item 19.   Purchase, Redemption and Pricing of
             Securities Being Offered.............. Purchase of Shares;
                                                    Redemption of Shares
  Item 20.   Tax Status............................ Appendix
  Item 21.   Underwriters.......................... Not Applicable
  Item 22.   Calculations of Yield Quotations of
             Money Market Fund..................... Calculation of Yield
  Item 23.   Financial Statements.................. Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vanguard
  MUNICIPAL
  BOND FUND                                       A Member of The Vanguard Group
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS--DECEMBER 29, 1995
--------------------------------------------------------------------------------
NEW ACCOUNT INFORMATION: INVESTOR INFORMATION DEPARTMENT--1-800-662-7447 (SHIP)
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNT SERVICES: CLIENT SERVICES DEPARTMENT--1-800-662-2739 (CREW)
--------------------------------------------------------------------------------
INVESTMENT       Vanguard Municipal Bond Fund, Inc. (the "Fund") is an open-
OBJECTIVE AND    end diversified investment company whose objective is to pro-
POLICIES         vide investors with the highest level of income that is ex-
                 empt from federal income tax and consistent with preservation of capital. The Fund consists of seven different Portfolios, each of which invests primarily in municipal securities
                 within prescribed maturity and quality standards. There is no assurance that the Portfolios will achieve their stated ob-
                 jectives. Shares of the Fund are neither insured nor guaran-
                 teed by any agency of the U.S. Government, including the
                 FDIC.
--------------------------------------------------------------------------------

OPENING AN       Please complete and return the Account Registration Form. If
ACCOUNT          you need assistance in completing this Form, please call our
                 Investor Information Department at 1-800-662-7447, Monday
                 through Friday, from 8:00 a.m. to 9:00 p.m. and Saturday from
                 9:00 a.m. to 4:00 p.m. (Eastern time). The minimum initial investment is $3,000 for each Portfolio or $1,000 for Uniform
                 Gifts/Transfers to Minors Act accounts. The Fund is offered on a no-load basis (i.e., there are no sales commissions or
                 12b-1 fees). However, the Fund incurs expenses for investment advisory, management, administrative and distribution servic-
                 es.
--------------------------------------------------------------------------------

ABOUT THIS       This Prospectus is designed to set forth concisely the infor-
PROSPECTUS       mation you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Ad-
                 ditional Information" containing additional information about the Fund has been filed with the Securities and Exchange Com-
                 mission. Such Statement is dated December 29, 1995, and is hereby incorporated by reference into this Prospectus. It may be obtained, without charge, by writing to the Fund or by
                 calling the Investor Information Department.
--------------------------------------------------------------------------------

TABLE OF CONTENTS                                                      Page
Highlights............................................................   2
Fund Expenses.........................................................   5
Financial Highlights..................................................   6
Yield and Total Return................................................  10
                               FUND INFORMATION
Investment Objective..................................................  10
Investment Policies...................................................  10
Investment Risks......................................................  13
Who Should Invest.....................................................  15

                                                                       Page
How to Compare Tax-Free and Taxable Yields............................  16
Implementation of Policies............................................  17
Investment Limitations................................................  21
Management of the Fund................................................  22
Investment Adviser....................................................  22
Dividends, Capital Gains and Taxes....................................  23
The Share Price of Each Portfolio.....................................  25
General Information...................................................  26

                                                                       Page
                             SHAREHOLDER GUIDE
Opening an Account and Purchasing Shares..............................  27
When Your Account Will Be Credited....................................  30
Selling Your Shares...................................................  31
Exchanging Your Shares................................................  34
Important Information About Telephone Transactions....................  35
Transferring Registration.............................................  36
Other Vanguard Services...............................................  36

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR AD-EQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.
--------------------------------------------------------------------------------

                                   HIGHLIGHTS

OBJECTIVE AND    Vanguard Municipal Bond Fund, Inc. (the "Fund") is an open-
POLICIES         end diversified investment company whose objective is to pro-
                 vide investors with the highest level of income that is ex-
                 empt from federal income tax. The Fund consists of seven sep-
                 arate Portfolios, each of which invests in municipal securi-
                 ties within prescribed maturity and credit quality standards.
                 There is no assurance, however, that the Fund will achieve its stated objective.
                                                                        PAGE 10
--------------------------------------------------------------------------------
SEVEN SEPARATE   Investors may choose to invest in any of seven Portfolios of
PORTFOLIOS       the Fund:

                 MONEY MARKET PORTFOLIO--invests in high-quality municipal se-curities with a dollar-weighted average maturity of 90 days or less and seeks to maintain a stable $1.00 share price. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALSO, THERE IS NO AS-SURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                 SHORT-TERM PORTFOLIO--invests in high-quality municipal secu-rities with a dollar-weighted average maturity of 1 to 2 years.

                 LIMITED-TERM PORTFOLIO--invests in high-quality municipal se-curities with a dollar-weighted average maturity of 2 to 5 years.

                 INTERMEDIATE-TERM PORTFOLIO--invests in high-quality munici-pal securities with a dollar-weighted average maturity of 7 to 12 years.

                 LONG-TERM PORTFOLIO--invests in high-quality municipal secu-rities with a dollar-weighted average maturity of 15 to 25 years.

                 INSURED LONG-TERM PORTFOLIO--invests in insured municipal se-curities with a dollar-weighted average maturity of 15 to 25 years.

                 HIGH-YIELD PORTFOLIO--invests in medium-grade municipal secu-
                 rities with a dollar-weighted average maturity of 15 to 25
                 years.                                                 PAGE 11
--------------------------------------------------------------------------------
RISK             The seven Portfolios of the Fund differ significantly in
CHARACTERISTICS  terms of interest rate and credit risk. INTEREST RATE RISK is the potential for fluctuations in the principal value of a bond investment caused by changes in market interest rates.
                 It depends chiefly on the average maturity of a Portfolio's municipal securities. CREDIT RISK is the possibility that a municipal bond issuer will fail to make timely payments of principal and interest to a Portfolio. It is a function of the credit quality of a Portfolio's securities.

                 Five Portfolios of the Fund--the Money Market, Short-Term, Limited-Term, Intermediate-Term and Long-Term Portfolios-- provide varying degrees of interest rate risk for a similar level of credit quality. The Money Market Portfolio, which is expected to maintain a stable $1.00 share price, provides minimal exposure to interest rate risk. In contrast, share prices for the Short-Term, Limited-Term, Intermediate-Term and Long-Term Portfolios will generally fluctuate as interest rates change. In relative terms, share price fluctuations are expected to be modest for the Short-Term Portfolio, moderate for the Limited-Term Portfolio, reasona-bly high for the Intermediate-Term Portfolio and highest for the Long-Term Portfolios.

                 Two Portfolios--the Insured Long-Term and High-Yield Portfo-lios--are similar to the Long-Term Portfolio in terms of in-terest rate risk, but are different in terms of credit risk. The Insured Long-Term Portfolio seeks a higher degree of credit protection by investing in insured securities. In con-trast, the High-Yield Portfolio is exposed to a substantial degree of credit risk because the Portfolio seeks higher yields by investing in medium-grade quality securities.
                                                                        PAGE 13
--------------------------------------------------------------------------------

THE VANGUARD     The Fund is a member of The Vanguard Group of Investment Com-
GROUP            panies, a group of more than 30 investment companies with
                 more than 90 distinct investment portfolios and total assets in excess of $170 billion. The Vanguard Group, Inc.
                 ("Vanguard"), a subsidiary jointly owned by the Vanguard
                 Funds, provides all corporate management, administrative,
                 distribution and shareholder accounting services on an at-
                 cost basis to the Funds in the Group.                  PAGE 22

--------------------------------------------------------------------------------

INVESTMENT       The Fund receives investment advisory services on an at-cost
ADVISER          basis from an experienced investment management staff em-
                 ployed directly by Vanguard. As a result, the Fund receives its investment advisory services at a substantially lower
                 cost than would be possible if the Fund paid an investment
                 advisory fee to an external investment adviser.        PAGE 22

--------------------------------------------------------------------------------

DIVIDEND         Each Portfolio declares a dividend based on its ordinary in-
POLICY           come each business day. Dividends are paid monthly and may be
                 received in cash or reinvested in additional shares.   PAGE 23

--------------------------------------------------------------------------------

TAXES Shareholders pay no federal income tax on tax-exempt divi-dends paid by the Fund's Portfolios. However, tax-exempt div-idends may be subject to state and local income taxes, de-pending on state and local tax law. Capital gains distribu-tions from the Fund are subject to federal income tax, as well as state and local taxes if applicable. However, part or all of any gain realized by the Fund or the disposition of securities purchased at a market discounted price above a certain nominal or de minimus amount, will be subject to fed-eral income tax as ordinary income. Although the Fund seeks to avoid taxable income, shareholders would be responsible for any taxes due if taxable income were realized. A portion of the tax-exempt dividends from the High-Yield Portfolio may be a tax preference item for purposes of the alternative min-
                 imum tax.                                              PAGE 23

--------------------------------------------------------------------------------
PURCHASING       You may purchase shares by mail, wire or exchange from an-
SHARES           other Vanguard Fund. The minimum initial investment is $3,000 per Portfolio; the minimum for subsequent investments is $100. There are no sales commissions or 12b-1 fees.

                                                                        PAGE 27

--------------------------------------------------------------------------------

SELLING SHARES   You may redeem shares of each Portfolio by mail, telephone, wire or check. There is no charge for redemptions, except for wire withdrawals under $5,000, which are subject to a $5
                 charge. (Your bank may also impose a fee upon receipt of a wire.) Each Portfolio's share price (except the Money Market
                 Portfolio's) is expected to fluctuate, and may at redemption be more or less than at the time of initial purchase, result-
                 ing in a gain or loss. Capital gains incurred by redeeming
                 shares may be taxable.                            PAGE 31
--------------------------------------------------------------------------------

SERVICES TO      The Fund offers free checkwriting services (minimum $250 per
SHAREHOLDERS     check) for easy access to your account balance.   PAGE 31

                 The Fund also offers two special services: Fund Express, for electronic transfers between the Fund and your bank account; and Tele-Account, for 24-hour telephone access to your Fund
                 account balance and certain transactions.         PAGE 37
--------------------------------------------------------------------------------

SPECIAL          (1) The value of a Portfolio's municipal securities is ex-
CONSIDERATIONS   pected to fluctuate inversely with interest rates. In gener-
                 al, if interest rates rise, municipal bond prices fall; if interest rates fall, bond prices rise. In addition, for a given change in interest rates, bonds of longer maturities fluctuate more in value than bonds of shorter maturities.
                 Thus, you should expect that each Portfolio's share price
                 (except the Money Market Portfolio's) will vary as interest rates change, and that a Portfolio with a longer maturity will fluctuate more than a Portfolio with a shorter maturity.
                                                                   PAGE 13

                 (2) From time to time Congress has considered proposals to restrict or eliminate the tax-exempt status of municipal se-curities. If such proposals were enacted in the future, each Portfolio would reconsider its investment objective and poli-cies.
                                                                   PAGE .

                 (3) Each Portfolio (except the Money Market Portfolio) may invest a portion of its assets in futures contracts and
                 options.                                          PAGE 20

                 (4) Each Portfolio may invest up to 20% of its assets in short-term municipal securities or in taxable short-term
                 securities.                                       PAGE 18

                 (5) Each Portfolio may purchase municipal obligations on a when-issued basis. Securities purchased on a when-issued ba-sis may decline or appreciate in market value prior to their
                 actual delivery to a Portfolio.                   PAGE 19

                 (6) Each Portfolio may lend its investment securities.
                                                                   PAGE 19
--------------------------------------------------------------------------------

FUND EXPENSES    The following table illustrates ALL expenses and fees that you would incur as a shareholder of the Fund. The expenses set forth below are for the 1995 fiscal year.

                                        SHORT-   LIMITED-  INTERMEDIATE-            INSURED    HIGH-
SHAREHOLDER TRANSACTION   MONEY MARKET   TERM      TERM        TERM      LONG-TERM LONG-TERM   YIELD
EXPENSES                   PORTFOLIO   PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO
------------------------------------------------------------------------------------------------------
Sales Load Imposed on
 Purchases..............      None       None      None        None        None      None      None
Sales Load Imposed on
 Reinvested Dividends...      None       None      None        None        None      None      None
Redemption Fees*........      None       None      None        None        None      None      None
Exchange Fees...........      None       None      None        None        None      None      None
                                        SHORT-   LIMITED-  INTERMEDIATE-   LONG-    INSURED    HIGH-
ANNUAL FUND OPERATING     MONEY MARKET   TERM      TERM        TERM        TERM    LONG-TERM   YIELD
EXPENSES                   PORTFOLIO   PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO
------------------------------------------------------------------------------------------------------
Management &
 Administrative
 Expenses...............      0.16%      0.16%     0.16%       0.17%       0.18%     0.17%     0.17%
Investment Advisory
 Fees...................      0.01       0.01      0.01        0.01        0.01      0.01      0.01
12b-1 Fees..............      None       None      None        None        None      None      None
Other Expenses
 Distribution Costs.....      0.03       0.03      0.03        0.02        0.02      0.02      0.02
 Miscellaneous Expenses.      0.02       0.02      0.02        0.02        0.02      0.02      0.02
                              ----       ----      ----        ----        ----      ----      ----
Total Other Expenses....      0.05       0.05      0.05        0.04        0.04      0.04      0.04
                              ----       ----      ----        ----        ----      ----      ----
  TOTAL OPERATING
   EXPENSES.............      0.22%      0.22%     0.22%       0.22%       0.23%     0.22%     0.22%
                              ====       ====      ====        ====        ====      ====      ====

*Wire redemptions of less than $5,000 are subject to a $5.00 charge.

                 The purpose of this table is to assist you in understanding the various expenses that you would bear directly or indi-rectly as an investor in the Fund.

                 The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming
                 (1) a 5% annual rate of return and (2) redemption at the end of each period.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
             Money Market Portfolio.............   $2      $7     $12     $28
             Short-Term Portfolio...............   $2      $7     $12     $28
             Limited-Term Portfolio.............   $2      $7     $12     $28
             Intermediate-Term Portfolio........   $2      $7     $12     $28
             Long-Term Portfolio................   $2      $7     $13     $29
             Insured Long-Term Portfolio........   $2      $7     $12     $28
             High-Yield Portfolio...............   $2      $7     $12     $28

                 THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
                 PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY
                 BE HIGHER OR LOWER THAN THOSE SHOWN.
--------------------------------------------------------------------------------

FINANCIAL        The following financial highlights information for a share
HIGHLIGHTS       outstanding throughout each period, insofar as they relate to each of the five years in the period ended August 31, 1995, have been audited by Price Waterhouse LLP, independent ac-countants, whose report thereon was unqualified. This infor-mation should be read in conjunction with the Fund's finan-cial statements and notes thereto, which, together with the remaining portions of the Fund's 1995 Annual Report to Share-holders, are incorporated by reference in the Statement of Additional Information and this Prospectus, and which appear, along with the report of Price Waterhouse LLP, in the Fund's
                 1995 Annual Report to Shareholders. For a more complete dis-cussion of the Fund's performance, please see the Fund's 1995
                 Annual Report to Shareholders, which may be obtained without charge by writing to the Fund or by calling our Investor In-formation Department at 1-800-662-7447.

                          -------------------------------------------------------------------------------
                                                 MONEY MARKET PORTFOLIO
                          -------------------------------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                          -------------------------------------------------------------------------------
                            1995     1994    1993    1992    1991    1990    1989    1988    1987    1986
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR......   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
INVESTMENT OPERATIONS
 Net Investment Income..    .036     .024    .025    .035    .050    .057    .060    .048    .042    .049
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........     --       --      --      --      --      --      --      --      --      --
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .036     .024    .025    .035    .050    .057    .060    .048    .042    .049
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (.036)   (.024)  (.025)  (.035)  (.050)  (.057)  (.060)  (.048)  (.042)  (.049)
 Distributions from
  Realized Capital
  Gains.................     --       --      --      --      --      --      --      --      --      --
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL DISTRIBUTIONS ..   (.036)   (.024)  (.025)  (.035)  (.050)  (.057)  (.060)  (.048)  (.042)  (.049)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN............    3.63%    2.43%   2.51%   3.54%   5.08%   5.90%   6.18%   4.91%   4.26%   5.02%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year
 (Millions).............  $4,166   $4,164  $3,538  $3,165  $2,709  $2,488  $2,109  $2,150  $1,886  $1,129
Ratio of Expenses to
 Average Net Assets.....     .22%+    .20%    .20%    .23%    .25%    .25%    .27%    .29%    .26%    .33%
Ratio of Net Investment
 Income to Average Net
 Assets.................    3.56%    2.41%   2.48%   3.45%   4.94%   5.72%   5.99%   4.78%   4.21%   4.83%
Portfolio Turnover Rate.     N/A      N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including those reductions.

                          ------------------------------------------------------------------------------------
                                                  SHORT-TERM PORTFOLIO
                          -------------------------------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                          -------------------------------------------------------------------------------
                            1995     1994    1993    1992    1991    1990    1989    1988    1987    1986
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $15.46   $15.63  $15.64  $15.53  $15.35  $15.30  $15.21  $15.37  $15.39  $15.24
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
INVESTMENT OPERATIONS
 Net Investment Income..    .600     .534    .609    .720    .861    .906    .880    .785    .782    .896
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    .131    (.150)   .033    .171    .180    .050    .090   (.056)  (.020)   .160
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .731     .384    .642    .891   1.041    .956    .970    .729    .762   1.056
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (.600)   (.534)  (.609)  (.720)  (.861)  (.906)  (.880)  (.785)  (.782)  (.896)
 Distributions from
  Realized Capital
  Gains.................   (.001)   (.020)  (.043)  (.061)    --      --      --    (.104)    --    (.010)
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL DISTRIBUTIONS...   (.601)   (.554)  (.652)  (.781)  (.861)  (.906)  (.880)  (.889)  (.782)  (.906)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................  $15.59   $15.46  $15.63  $15.64  $15.53  $15.35  $15.30  $15.21  $15.37  $15.39
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN............    4.83%    2.49%   4.18%   5.87%   6.96%   6.42%   6.56%   4.89%   5.05%   7.13%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year
 (Millions).............  $1,442   $1,561  $1,329  $1,061    $841    $751    $700    $841  $1,105    $906
Ratio of Expenses to
 Average Net Assets.....     .22%+    .20%    .20%    .23%    .25%    .25%    .27%    .29%    .26%    .33%
Ratio of Net Investment
 Income to Average Net
 Assets.................    3.88%    3.42%   3.88%   4.58%   5.55%   5.90%   5.77%   5.13%   5.12%   5.81%
Portfolio Turnover Rate.      32%      27%     46%     60%    104%     78%     54%    113%    120%     57%

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions.

                          ---------------------------------------------------------------
                                          LIMITED-TERM PORTFOLIO
                          ---------------------------------------------------------------
                                           YEAR ENDED AUGUST 31,
                          ---------------------------------------------------------------
                            1995     1994    1993    1992    1991    1990    1989    1988*
------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $10.57   $10.80  $10.64  $10.43  $10.17  $10.14  $10.10  $10.00
                          ------   ------  ------  ------  ------  ------  ------  ------
INVESTMENT OPERATIONS
 Net Investment Income..    .476     .454    .485    .541    .614    .643    .638    .595
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    .140    (.208)   .209    .271    .265    .041    .046    .100
                          ------   ------  ------  ------  ------  ------  ------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .616     .246    .694    .812    .879    .684    .684    .695
------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (.476)   (.454)  (.485)  (.541)  (.614)  (.643)  (.638)  (.595)
 Distributions from
  Realized Capital
  Gains.................     --     (.022)  (.049)  (.061)  (.005)  (.011)  (.006)    --
                          ------   ------  ------  ------  ------  ------  ------  ------
  TOTAL DISTRIBUTIONS...   (.476)   (.476)  (.534)  (.602)  (.619)  (.654)  (.644)  (.595)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................  $10.71   $10.57  $10.80  $10.64  $10.43  $10.17  $10.14  $10.10
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL RETURN............    5.99%    2.31%   6.68%   8.01%   8.88%   6.93%   6.98%   7.11%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of
 Period (Millions)......  $1,669   $1,814  $1,625    $873    $420    $245    $166    $162
Ratio of Expenses to
 Average Net Assets.....     .22%+    .20%    .20%    .23%    .25%    .25%    .27%    .29%
Ratio of Net Investment
 Income to Average Net
 Assets.................    4.51%    4.24%   4.50%   5.08%   5.91%   6.31%   6.33%   5.91%
Portfolio Turnover Rate.      35%      21%     20%     37%     57%     55%     88%    122%

*Since Commencement of Operations on September 1, 1987.

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions.

                          -------------------------------------------------------------------------------
                                               INTERMEDIATE-TERM PORTFOLIO
                          -------------------------------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                          -------------------------------------------------------------------------------
                            1995     1994    1993    1992    1991    1990    1989    1988    1987    1986
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $13.02   $13.45  $12.85  $12.41  $11.90  $12.08  $11.71  $11.79  $12.15  $10.98
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
INVESTMENT OPERATIONS
 Net Investment Income..    .686     .683    .710    .747    .791    .822    .839    .800    .834    .892
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    .278    (.354)   .721    .516    .605   (.114)   .370    .012   (.360)  1.190
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .964     .329   1.431   1.263   1.396    .708   1.209    .812    .474   2.082
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (.686)   (.683)  (.710)  (.747)  (.791)  (.822)  (.839)  (.800)  (.834)  (.892)
 Distributions from
  Realized Capital
  Gains.................   (.158)   (.076)  (.121)  (.076)  (.095)  (.066)    --    (.092)    --    (.020)
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL DISTRIBUTIONS...   (.844)   (.759)  (.831)  (.823)  (.886)  (.888)  (.839)  (.892)  (.834)  (.912)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................  $13.14   $13.02  $13.45  $12.85  $12.41  $11.90  $12.08  $11.71  $11.79  $12.15
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN............    7.82%    2.49%  11.54%  10.52%  12.15%   6.05%  10.63%   7.22%   3.95%  19.65%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year
 (Millions) ............  $5,448   $5,068  $4,945  $3,102  $2,006  $1,259  $1,005    $794    $920    $812
Ratio of Expenses to
 Average Net Assets.....     .22%+    .20%    .20%    .23%    .25%    .25%    .27%    .29%    .26%    .33%
Ratio of Net Investment
 Income to Average Net
 Assets.................    5.35%    5.15%   5.41%   5.91%   6.49%   6.83%   7.03%   6.88%   6.94%   7.66%
Portfolio Turnover Rate.      12%      18%     15%     32%     27%     54%     56%     89%     57%     13%

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions.

                          -------------------------------------------------------------------------------
                                                   LONG-TERM PORTFOLIO
                          -------------------------------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                          -------------------------------------------------------------------------------
                            1995     1994    1993    1992    1991    1990    1989    1988    1987    1986
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $10.58   $11.38  $10.95  $10.58  $10.13  $10.53  $10.04  $10.38  $10.97  $ 9.79
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
INVESTMENT OPERATIONS
 Net Investment Income..    .608     .609    .640    .711    .722    .732    .760    .747    .797    .849
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    .256    (.595)   .715    .561    .626   (.233)   .490   (.022)  (.590)  1.370
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .864     .014   1.355   1.272   1.348    .499   1.250    .725    .207   2.219
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (.608)   (.609)  (.640)  (.711)  (.722)  (.732)  (.760)  (.747)  (.797)  (.849)
 Distributions from
  Realized Capital
  Gains.................   (.156)   (.205)  (.285)  (.191)  (.176)  (.167)    --    (.318)    --    (.190)
                          ------   ------  ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL DISTRIBUTIONS...   (.764)   (.814)  (.925)  (.902)  (.898)  (.899)  (.760) (1.065)  (.797) (1.039)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................  $10.68   $10.58  $11.38  $10.95  $10.58  $10.13  $10.53  $10.04  $10.38  $10.97
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN............    8.74%    0.08%  13.09%  12.60%  13.86%   4.88%  12.79%   7.57%   1.84%  23.47%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year
 (Millions) ............  $1,054   $1,001  $1,131    $962    $798    $683    $626    $531    $617    $628
Ratio of Expenses to
 Average Net Assets.....     .23%+    .20%    .20%    .23%    .25%    .25%    .27%    .29%    .26%    .33%
Ratio of Net Investment
 Income to Average Net
 Assets.................    5.87%    5.56%   5.81%   6.52%   7.09%   7.04%   7.33%   7.48%   7.40%   8.09%
Portfolio Turnover Rate.      35%      45%     36%     63%     62%    110%     99%     34%     67%     32%

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions.

                          --------------------------------------------------------------------------------
                                               INSURED LONG-TERM PORTFOLIO
                          --------------------------------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                          --------------------------------------------------------------------------------
                            1995     1994     1993    1992    1991    1990    1989    1988    1987    1986
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $11.98   $12.89   $12.28  $11.74  $11.25  $11.67  $11.14  $11.24  $11.73  $10.50
                          ------   ------   ------  ------  ------  ------  ------  ------  ------  ------
INVESTMENT OPERATIONS
 Net Investment Income..    .684     .699     .718    .768    .775    .805    .833    .827    .848    .901
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    .313    (.734)    .813    .616    .615   (.267)   .530     --    (.490)  1.400
                          ------   ------   ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .997    (.035)   1.531   1.384   1.390    .538   1.363    .827    .358   2.301
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (.684)   (.699)   (.718)  (.768)  (.775)  (.805)  (.833)  (.827)  (.848)  (.901)
 Distributions from
  Realized Capital
  Gains.................   (.173)   (.176)   (.203)  (.076)  (.125)  (.153)    --    (.100)    --    (.170)
                          ------   ------   ------  ------  ------  ------  ------  ------  ------  ------
  TOTAL DISTRIBUTIONS...   (.857)   (.875)   (.921)  (.844)  (.900)  (.958)  (.833)  (.927)  (.848) (1.071)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................  $12.12   $11.98   $12.89  $12.28  $11.74  $11.25  $11.67  $11.14  $11.24  $11.73
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN............    8.88%   (0.32)%  13.06%  12.22%  12.79%   4.74%  12.57%   7.78%   3.07%  22.73%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of
 Period (Millions)......  $1,935   $1,938   $2,194  $1,947  $1,551  $1,122    $934    $735    $793    $709
Ratio of Expenses to
 Average Net Assets.....     .22%+    .20%     .20%    .23%    .25%    .25%    .27%    .29%    .26%    .33%
Ratio of Net
 InvestmentIncome to
 Average Net Assets.....    5.82%    5.62%    5.77%   6.34%   6.77%   6.99%   7.24%   7.50%   7.35%   7.99%
Portfolio Turnover Rate.       7%      16%      30%     42%     33%     47%     36%     28%     50%     20%

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average Net Assets is .21% after including these reductions.

                          -------------------------------------------------------------------------------
                                                  HIGH-YIELD PORTFOLIO
                          -------------------------------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                          -------------------------------------------------------------------------------
                            1995     1994    1993    1992    1991    1990    1989   1988    1987     1986
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $10.39   $11.17  $10.76  $10.32  $ 9.90  $10.27  $ 9.73  $9.94  $10.55  $  9.56
                          ------   ------  ------  ------  ------  ------  ------  -----  ------  -------
INVESTMENT OPERATIONS
 Net Investment Income..    .625     .626    .669    .723    .732    .739    .752   .745    .782     .852
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........    .213    (.566)   .664    .546    .560   (.259)   .540  (.006)  (.610)   1.380
                          ------   ------  ------  ------  ------  ------  ------  -----  ------  -------
  TOTAL FROM INVESTMENT
   OPERATIONS...........    .838     .060   1.333   1.269   1.292    .480   1.292   .739    .172    2.232
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income.....   (.625)   (.626)  (.669)  (.723)  (.732)  (.739)  (.752) (.745)  (.782)   (.852)
 Distributions from
  Realized Capital
  Gains.................   (.173)   (.214)  (.254)  (.106)  (.140)  (.111)    --   (.204)    --     (.390)
                          ------   ------  ------  ------  ------  ------  ------  -----  ------  -------
  TOTAL DISTRIBUTIONS...   (.798)   (.840)  (.923)  (.829)  (.872)  (.850)  (.752) (.949)  (.782)  (1.242)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................  $10.43   $10.39  $11.17  $10.76  $10.32  $ 9.90  $10.27  $9.73  $ 9.94   $10.55
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN............    8.69%    0.52%  13.08%  12.81%  13.66%   4.82%  13.64%  8.00%   1.57%   24.21%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year
 (Millions).............  $1,865   $1,781  $1,931  $1,505  $1,215    $962    $865   $690    $791     $794
Ratio of Expenses to
 Average Net Assets.....     .22%+    .20%    .20%    .23%    .25%    .25%    .27%   .29%    .26%     .33%
Ratio of Net Investment
 Income to Average Net
 Assets.................    6.15%    5.83%   6.15%   6.83%   7.34%   7.30%   7.43%  7.74%   7.55%    8.32%
Portfolio Turnover Rate.      33%      50%     34%     64%     58%     82%     80%    40%     83%      38%

+Effective in fiscal 1995, does not include reductions from directed brokerage and custodian fee offset arrangements. The 1995 Ratio of Expenses to Average
Net Assets is .21% after including these reductions.
--------------------------------------------------------------------------------

YIELD AND        From time to time a Portfolio of the Fund may advertise its
TOTAL RETURN     yield and total return. Both yield and total return figures are based on historical earnings and are not intended to in-dicate future performance. The "total return" of a Portfolio refers to the average annual compounded rates of return over one-, five- and ten-year periods or over the life of a Port-folio (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distribu-tions.

                 In accordance with industry guidelines set forth by the U.S.
                 Securities and Exchange Commission, the "yield" of the Port-
                 folio is computed by dividing the net investment income per share earned during the period stated in the advertisement
                 (using the average number of shares entitled to receive divi-
                 dends) by the net asset value per share on the last day of the period. The yield formula provides for semi-annual com-
                 pounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The calculation includes among ex-
                 penses of the Portfolio, for the purpose of determining net investment income, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the pe-
                 riod stated. The current yield of the Money Market Portfolio is calculated daily based on the return for a hypothetical account having a beginning balance of one share for a partic-
                 ular period (usually seven days).
--------------------------------------------------------------------------------
INVESTMENT       The Fund is an open-end diversified investment company. The
OBJECTIVE        objective of the Fund is to provide investors with the high-
                 est total return, with income that is exempt from federal in-
THE FUND SEEKS   come tax, and overall management which is consistent with
TO PROVIDE       preservation of capital.
TAX-EXEMPT
INCOME           The Fund consists of seven Portfolios, each of which provides tax-exempt income within prescribed maturity and credit qual-ity standards. In addition, the Money Market Portfolio seeks to maintain liquidity and a constant share price of $1.00.

                 The investment objective of the Fund is fundamental and so cannot be changed without the approval of a majority of the
                 Fund's shareholders.
--------------------------------------------------------------------------------
INVESTMENT       Each Portfolio of the Fund will invest principally in tax-ex-
POLICIES         empt municipal securities. Tax-exempt municipal securities are debt obligations, issued by state and local governments and regional governmental authorities, which provide interest income that is exempt from federal income taxes. At least 65% of the assets of each Portfolio will be invested in such tax-exempt municipal securities. See "Implementation of Policies" for a description of municipal securities.

                 The municipal securities held by each Portfolio are expected to differ significantly in terms of credit quality and matu-rity.

THE MONEY        The MONEY MARKET PORTFOLIO may invest in high quality short
MARKET           term municipal securities and variable or floating rate in-
PORTFOLIO        struments (including tender option bonds). The Portfolio's
INVESTS IN       investments may include tax, revenue, and bond anticipation
SHORT-TERM       notes; tax-exempt commercial paper; general obligation and
MUNICIPAL        revenue bonds (including municipal lease obligations and re-
SECURITIES       source recovery bonds). To be considered high quality, a se-
                 curity must be rated in one of the two highest rating catego-ries for short term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security), or, if unrated, determined to be of equivalent quality by Vanguard.

                 In seeking to provide a stable share price of $1.00, the Money Market Portfolio is expected to maintain an average weighted maturity of 90 days or less, and will purchase secu-rities with an effective maturity of 13 months or less.

FOUR             The Short-Term, Limited-Term, Intermediate-Term and Long-Term
PORTFOLIOS       Portfolios of the Fund will invest in high-quality municipal
DIFFER CHIEFLY   securities of varying maturities:
BY MATURITY

                 THE SHORT-TERM PORTFOLIO is expected to maintain a dollar-weighted average maturity between 1 and 2 years, and will purchase securities with an effective maturity of 5 years or less.

                 THE LIMITED-TERM PORTFOLIO is expected to maintain a dollar-weighted average maturity between 2 and 5 years, and will purchase securities with an effective maturity of 10 years or less.

                 THE INTERMEDIATE-TERM PORTFOLIO is expected to maintain a dollar-weighted average maturity between 7 and 12 years. There is no limit on the maturity of any individual security in the Portfolio.

                 THE LONG-TERM PORTFOLIO is expected to maintain a dollar-weighted average maturity between 15 and 25 years. There is no limit on the maturity of any individual security in the Portfolio.

                 At least 75% of the municipal securities held by each of these Portfolios will be rated in the top three ratings cate-gories (Aaa, Aa, and A from Moody's or AAA, AA, and A from Standard & Poor's). No more than 20% of net assets will be invested in securities rated Baa (Moody's) or BBB (Standard & Poor's). Not more than 5% of net assets may be lower rated or unrated.

                 In addition, each of the four Portfolios may invest in the following short-term municipal obligations:

                 . Short-term municipal notes rated MIG-1 or MIG-2 by Moody's or SP-1+ or SP-1 by Standard & Poor's;

                 . Tax-exempt commercial paper rated P-1 by Moody's or A-1+ or
                   A-1 by Standard & Poor's;

                 . Municipal bonds with an effective maturity of one year or less which are rated a minimum of Aa by Moody's or AA by Standard & Poor's; or

                 . Unrated short-term obligations from an issuer whose out-
                   standing long-term municipal obligations are rated a mini-mum of Aa by Moody's or AA by Standard & Poor's.

THE INSURED      In an effort to provide an additional level of credit protec-
LONG-TERM        tion, the Insured Long-Term Portfolio will invest at least
PORTFOLIO        80% of its assets in insured tax-exempt municipal securities.
INVESTS IN       The Portfolio may also invest up to 20% of its assets in un-
INSURED          insured municipal securities rated a minimum of A by Moody's
MUNICIPAL        or Standard & Poor's. The average credit rating of the munic-
SECURITIES       ipal securities in the Insured Long-Term Portfolio is ex-
                 pected to be the equivalent of Aaa from Moody's or AAA from Standard & Poor's.

                 The Insured Long-Term Portfolio is expected to maintain a dollar-weighted average maturity between 15 and 25 years. There is no limit on the maturity of any individual security in the Portfolio. The Insured Long-Term Portfolio may also invest in the same high quality short-term municipal obliga-tions authorized for the Money Market Portfolio.

                 Insured municipal bonds are those in which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. THE INSURANCE DOES NOT GUAR-ANTEE THE MARKET VALUE OF THE MUNICIPAL BONDS OR THE VALUE OF THE SHARES OF THE INSURED LONG-TERM PORTFOLIO. The insurance refers to the face or par value of the securities in the Portfolio, not the market values of those securities or the share price of the Portfolio. See "Implementation of Poli-cies" for a description of the insurance feature of the In-sured Long-Term Portfolio.

THE HIGH-YIELD   In an effort to provide higher yields, the High-Yield Portfo-
PORTFOLIO        lio will invest in securities with an average credit quality
INVESTS IN       lower than that of the Long-Term Portfolio. It will invest at
MEDIUM-GRADE     least 80% of its assets in investment grade municipal securi-
MUNICIPAL        ties--those securities rated a minimum of Baa by Moody's or
BONDS            BBB by Standard & Poor's--and up to 20% of its assets in low-
                 er-rated or unrated municipal securities. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities. Such securi-ties carry a high degree of risk and are considered specula-tive by the major credit rating agencies. The Portfolio is expected to maintain a dollar-weighted average maturity be-tween 15 and 25 years. There is no limit on the maturity of any individual security in the Portfolio. The High-Yield
                 Portfolio may also invest in the same short-term municipal obligations authorized for the Short-Term, Limited-Term, In-termediate-Term and Long-Term Portfolios.

                 AMT BONDS. The High-Yield Portfolio may also invest up to 20% of its assets in AMT bonds--municipal securities that provide interest income that is exempt from the regular federal in-come tax but that is subject to the alternative minimum tax. See "Implementation of Policies" for a description of AMT bonds.

THE FUND MAY     Each Portfolio of the Fund except the Money Market Portfolio
INVEST IN        is authorized to invest in bond futures contracts and options
FUTURES          to a limited extent. Also, under unusual circumstances, each
CONTRACTS,       Portfolio may invest temporarily in certain short-term tax-
OPTIONS AND      able securities. See "Implementation of Policies" for a de-
TAXABLE          scription of these and other investment practices of the
SECURITIES       Fund.

                 Each Portfolio of the Fund is responsible for voting the shares of all securities it holds.

                 The investment policies described above are not fundamental and so may be changed by the Board of Directors without
                 shareholder approval. However, shareholders would be notified before any material change is made in the Fund's policies.
--------------------------------------------------------------------------------
INVESTMENT       As mutual funds investing in fixed income securities, the
RISKS            seven Portfolios of the Fund are subject primarily to inter-
                 est rate, credit, call, income, and manager, risk.

THE FUND IS      INTEREST RATE RISK is the potential for fluctuations in bond
SUBJECT TO       prices due to changing interest rates. In general, bond
INTEREST RATE,   prices vary inversely with interest rates. If interest rates
CREDIT, CALL,    rise, bond prices generally fall; if interest rates fall,
AND INCOME       bond prices generally rise. In addition, for a given change
RISK             in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds. To compensate investors for this risk, longer-maturity bonds generally offer higher and more durable yields than shorter-maturity bonds, all other factors, including credit quality, being equal.

                 CREDIT RISK is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Portfo-lio. The credit risk of a Portfolio depends on the credit quality of its underlying securities. In general, the lower the credit quality of a Portfolio's municipal securities, the higher a Portfolio's yield, all other factors, such as matu-rity, being equal.

                 CALL RISK is the possibility that, during periods of falling interest rates, a municipal security with a high stated in-terest rate will be prepaid (or "called") prior to its ex-pected maturity date. As a result, a Portfolio will be re-quired to invest the unanticipated proceeds at lower interest rates, and the Portfolio's income may decline. Call provi-sions are most common for intermediate- and long-term munici-pal bonds.

                 INCOME RISK is the potential for a decline in a Portfolio's income due to falling market interest rates. Because a Port-folio's income is based on interest rates, which can fluctu-ate substantially over short periods, income risk is expected to vary from Portfolio to Portfolio.

THE FUND IS      Finally, the investment adviser manages the Fund's Portfolios
SUBJECT TO       according to the traditional methods of "active" investment
MANAGER RISK     management, which involves the buying and selling of securi-
                 ties based upon economic, financial and market analysis and investment judgment. MANAGER RISK refers to the possibility that the Fund's investment adviser may fail to execute a Portfolio's investment strategy effectively. As a result, a Portfolio may fail to achieve its stated objective.

EXCEPT FOR THE   In terms of interest rate risk, you should anticipate that
MONEY MARKET     the share prices of the Portfolios will fluctuate inversely
PORTFOLIO,       with interest rates. The one exception is the Money Market
SHARE PRICES     Portfolio, which is expected to maintain a stable share price
WILL FLUCTUATE   of $1.00.

                 The following chart illustrates the relative interest rate risk of the Short-Term, Limited-Term, Intermediate-Term and Long-Term Portfolios. (The High-Yield and Insured Long-Term Portfolios are expected to exhibit interest rate risk charac-teristics similar to those of the Long-Term Portfolio.) The chart depicts the effect on bond prices of a 2 percentage point change in interest rates of a bond investment with ma-turity characteristics similar to those of each Portfolio.

                                      2 PERCENTAGE POINT 2 PERCENTAGE POINT
                                         INCREASE IN        DECREASE  IN
              STATED MATURITY           INTEREST RATES     INTEREST RATES
              ---------------         ------------------ ------------------
              Short-Term (1.5 years)        - 2.9%              3.0%
              Limited-Term (3 years)        - 5.5%              5.8%
              Intermediate-Term (10
               years)                       -14.6%             17.7%
              Long-Term (20 years)          -21.4%             29.9%

                 As illustrated, bond prices move inversely with interest rates, and bonds with longer maturities are likely to exhibit greater fluctuations in market value, all other things being equal, than bonds with shorter maturities.

                 This chart is intended to provide you with general guidelines for evaluating maturity differences among the Portfolios and assist you with understanding the degree of interest rate risk you may experience. It should not be considered a pre-diction of the gain or loss expected in any Portfolio.

FIVE             In terms of credit risk, five of the Fund's Portfolios--the
PORTFOLIOS       Money Market, Short-Term, Limited-Term, Intermediate-Term and
MAINTAIN HIGH-   Long-Term Portfolios--have almost identical credit quality
QUALITY CREDIT   standards. Although the Money Market Portfolio's standards
STANDARDS        are slightly higher, all five Portfolios attempt to maintain a high level of credit quality. Credit risk is expected to be low. The chief difference among these Portfolios is interest rate risk, not credit risk.

TWO LONG-TERM    The Insured Long-Term and High-Yield Portfolios, while simi-
PORTFOLIOS       lar to the Long-Term Portfolio in terms of average maturity
OFFER            and exposure to interest rate risk, differ somewhat in credit
DIFFERENT        terms. The credit risk of the Insured Long-Term Portfolio is
CREDIT CHOICES   expected to be minimal since at least 80% of the Portfolio's assets must be insured. In contrast, the High-Yield Portfolio is expected to incur a higher degree of credit risk since it invests in securities of lower credit quality.

                 The following chart summarizes credit, interest rate, and in-come risks for the seven Portfolios of the Fund:

             ----------------------------------------------------------------------------
                                        CREDIT              INTEREST              INCOME
              PORTFOLIO                  RISK               RATE RISK              RISK
             ----------------------------------------------------------------------------
              Money Market               Low                   Low                 High
              Short-Term                 Low                   Low                 High
              Limited-Term               Low                 Medium               Medium
              Intermediate-Term          Low                 Medium               Medium
              Long-Term                  Low                  High                 Low
              Insured Long-Term        Very Low               High                 Low
              High-Yield                Medium                High                 Low
             ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHO SHOULD       The Fund is intended for investors seeking income that is ex-
INVEST           empt from federal income taxes. As a rule, tax-free income is attractive to investors in high federal income tax brackets.
INVESTORS        You can determine whether tax-exempt or taxable income is
SEEKING TAX-     more attractive in your own case by calculating the "taxable
FREE INCOME      equivalent yield" of a Portfolio and comparing it with the yield from a comparable taxable mutual fund investment. See
                 "How to Compare Tax-Free and Taxable Yields."

                 Assuming that tax-free income is attractive in your tax bracket, you should base your selection of a Portfolio (or Portfolios) on its expected price volatility, credit risk and yield, and your own investment objectives, risk preferences and time horizons.

                 The MONEY MARKET PORTFOLIO is intended for investors who are seeking a stable share price and low credit risk. The yield of the Portfolio is expected to fluctuate from day to day and to be lower on average than yields from the Fund's other Portfolios. The Portfolio is suitable as a short-term invest-ment vehicle, emphasizing maximum protection of principal.

                 The SHORT-TERM, LIMITED-TERM, AND INTERMEDIATE-TERM PORTFO-LIOS are intended for investors who are willing to accept moderate share price fluctuations in exchange for potentially higher and more durable yields. In choosing among the three, an investor's primary consideration should be exposure to in-terest rate risk.

                 The LONG-TERM, HIGH-YIELD AND INSURED LONG-TERM PORTFOLIOS are intended for investors who are seeking the highest, most durable streams of income and who can tolerate sharp fluctua-tions in share price in pursuit of their income objectives.

                 The Portfolios of the Fund, except for the Money Market Port-
                 folio, are intended to be long-term investment vehicles and are not designed to provide investors with a means of specu-
                 lating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the Fund's shareholders. In order to min-
                 imize such costs the Fund has adopted the following policies.
                 The Fund reserves the right to reject any purchase request
                 (including exchange purchases from other Vanguard portfolios)
                 that is reasonably deemed to be disruptive to efficient port-
                 folio management,
                 either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Fund has adopted exchange privilege limitations as described in the section "Exchange Privilege Limitations." Finally, the Fund reserves the right to suspend the offering of its shares.
--------------------------------------------------------------------------------
HOW TO COMPARE   Before choosing a specific tax-exempt investment, such as a
TAX-FREE AND     Portfolio of the Fund, you should determine if you would be
TAXABLE YIELDS   best served with taxable or tax-exempt income in your tax
                 bracket. To compare taxable and tax-exempt income, you should calculate the "taxable equivalent yield" for the Portfolio you are considering, and compare it with the yield of a tax-able investment with similar credit and maturity standards.

                 The taxable equivalent yield for a Portfolio is based upon the Portfolio's current tax-exempt yield and your tax brack-et. The formula is:

                 Portfolio's Tax-Exempt Yield
                 ----------------------------       =       Your Taxable
                   100% - Your Tax Bracket                  Equivalent Yield

                 For example, if you are in the 28% federal tax bracket and can earn a tax-exempt yield of 5.0%, the taxable equivalent yield would be 6.94%:

                               5.0%
                             --------               =             6.94%
                             100%-28%

                 In this example, you would choose the tax-free investment if its taxable equivalent yield of 6.94% were greater than the taxable yield from a comparable investment (e.g., a taxable bond fund of comparable maturity and quality).

                 The following chart indicates the advantages of tax-exempt investing based upon tax rates in effect during 1995. There can be no guarantee, of course, that any Portfolio of the Fund will achieve a specific yield. Also, although all of the income of the Fund to date has been exempt from federal in-come taxes, it is possible from time to time that small por-tions of a Portfolio's dividends may be subject to such tax-es. A substantial portion, if not all, of such dividends may be subject to state and local tax. Finally, a portion of the High-Yield Portfolio's dividends may be a tax preference item for purposes of the alternative minimum tax.

                                 TAXABLE EQUIVALENT YIELD TABLE

                 FEDERAL        TAXABLE  EQUIVALENT RATES BASED ON TAX-
             MARGINAL INCOME               EXEMPT YIELD OF:
               TAX BRACKET       2%     3%     4%     5%     6%     7%
             ---------------   ------ ------ ------ ------ ------ ------
                    15%         2.35%  3.53%  4.71%  5.88%  7.06%  8.24%
                    28%          2.78   4.17   5.56   6.94   8.33   9.72
                    31%          2.90   4.35   5.80   7.25   8.70  10.14
                    36%          3.13   4.69   6.25   7.81   9.38  10.94
                  39.6%          3.31   4.97   6.62   8.28   9.93  11.59

--------------------------------------------------------------------------------

IMPLEMENTATION   The Fund's Adviser uses a variety of investment vehicles to
OF POLICIES      achieve the objective of the Fund and the individual Portfo-
                 lios.

THE FUND         Each Portfolio of the Fund invests principally in tax-exempt
INVESTS IN       municipal securities. Tax-exempt municipal securities are
MUNICIPAL        debt obligations, issued by state and local governments and
BONDS AND        regional governmental authorities, which provide interest in-
NOTES            come that is exempt from federal income taxes. Municipal se-
                 curities include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years).

                 Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered mu-nicipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued on behalf of public authorities to obtain funds for various privately-op-erated manufacturing facilities, housing, sports arenas, con-vention centers, airports, mass transportation systems and water, gas or sewage works.

                 General obligation municipal bonds are secured by the is-suer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue. Indus-trial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

                 Municipal notes are issued to meet the short-term funding re-quirements of local, regional and state governments. Munici-pal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipa-tion notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the Fund) to demand from the issuer payment of principal plus ac-crued interest upon a specified number of days' notice.

THE HIGH-YIELD   The High-Yield Portfolio of the Fund is authorized to invest
PORTFOLIO MAY    up to 20% of its assets in "AMT" bonds. AMT bonds are tax-ex-
INVEST IN AMT    empt "private activity" bonds issued after August 7, 1986,
BONDS            whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax prefer-ence item for purposes of the "alternative minimum tax." The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

EACH PORTFOLIO
MAY INVEST IN    Each portfolio of the Fund may invest in "Market Discount"
MARKET           bonds when, in the opinion of the Fund's adviser, the invest-
DISCOUNT BONDS   ment will be advantageous to the Fund's shareholders. A Mar-
                 ket Discount bond is a bond purchased at a discount from its original issue price after April 30, 1993 and with a ma-turity in excess of one year from its issue date. In certain circumstances, a Market Discount bond will result in taxable ordinary income disposition to the extent of any gain real-ized.

                 Although the objective of the Fund is to provide income free of federal income tax, certain market conditions may make Market Discount bonds desirable investments. The Fund will purchase Market Discount bonds only if the Fund's adviser ex-pects that the purchase of these investments on an after-tax basis will enhance the Fund's total return.

A PORTFOLIO      Each Portfolio of the Fund observes strict maturity guide-
MAY REPORT AN    lines as set forth in detail under "Investment Policies."
EFFECTIVE        These maturity standards are specified in terms of a Portfo-
DOLLAR-          lio's dollar-weighted average maturity. From time to time,
WEIGHTED         however, the Fund may also report a Portfolio's effective
AVERAGE          dollar-weighted average maturity, which reflects, among other
MATURITY         items, the likelihood that a municipal bond or note held by a
                 Portfolio may be redeemed or "called" prior to its stated ma-turity date. For example, if a Portfolio consists entirely of twenty-year bonds, some of which may be "called" prior to their stated maturity in twenty years, the Portfolio's dol-lar-weighted average maturity will be twenty years, while its effective dollar-weighted average maturity will be shorter.

                 A Portfolio's effective dollar-weighted average maturity will be influenced by bond market conditions, and so may vary from day to day, even if no change has been made to the Portfo-lio's underlying investment securities. For example, if in-terest rates decline, a greater proportion of a Portfolio's securities may be subject to call (redemption) prior to their stated maturity. As a result, reflecting this increased call risk, the effective dollar-weighted average maturity of the Portfolio will shorten, independent of actual purchases or sales of portfolio securities.




IN UNUSUAL       Although none of the Portfolios are expected to do so, except
CIRCUMSTANCES,   in unusual circumstances, each Portfolio of the Fund may in-
THE FUND MAY     vest up to 20% of its assets in the following non-tax-exempt
INVEST IN        securities: notes issued by or on behalf of incorporated is-
TAXABLE          suers; obligations of the United States Government and its
SECURITIES       agencies or instrumentalities; commercial paper, bank certif-
                 icates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities, or taxable mu-nicipal bonds.

REPURCHASE       A repurchase agreement is a means of investing monies for a
AGREEMENTS       short period. In a repurchase agreement, a seller--a U.S.
                 commercial bank or recognized U.S. securities dealer--sells securities (either taxable or municipal securities) to a Portfolio and agrees to repurchase the securities at the Portfolio's cost plus interest within a specified period
                 (normally one day). In these transactions, the securities purchased by the Portfolio will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Fund's Custodian Bank until repurchased.

THREE TYPES OF   The Insured Long-Term Portfolio may utilize new issue, mutual
INSURANCE MAY    fund, or secondary market insurance. A new issue insurance
BE USED IN THE   policy is purchased by a bond issuer who wishes to increase
INSURED LONG-    the credit rating of a security. By paying a premium and
TERM             meeting the insurer's underwriting standards, the bond issuer
PORTFOLIO:       is able to obtain a high credit rating (usually, Aaa from
                 Moody's or AAA from Standard & Poor's) for the issued securi-
1. NEW ISSUE     ty. Such insurance is likely to increase the purchase price
   INSURANCE     and resale value of the security. New issue insurance poli-
                 cies are non-cancellable and continue in force as long as the bonds are outstanding.

2. MUTUAL FUND   A mutual fund insurance policy is used to guarantee specific
   INSURANCE     bonds only while owned by a mutual fund. The Insured Long-
                 Term Portfolio of the Fund has obtained a mutual fund insur-ance policy from Financial Guaranty Insurance Company ("Fi-nancial Guaranty"). Based upon the expected composition of the Portfolio, the annual premiums for the policy may range from 0.20% to 0.40% of the principal value of the bonds in-sured, thereby reducing the Portfolio's current yield.

3. SECONDARY     A secondary market insurance policy is purchased by an in-
   MARKET        vestor (such as the Insured Long-Term Portfolio) subsequent
   INSURANCE     to a bond's original issuance and generally insures a partic-
                 ular bond for the remainder of its term. The Portfolio may purchase bonds which have already been insured under a sec-ondary market insurance policy by a prior investor, or the Portfolio may itself purchase such a policy from Financial
                 Guaranty for bonds which are currently uninsured.

                 An insured municipal bond in the Portfolio will typically be covered by only one of the three policies. For instance, if a bond is already covered by a new issue insurance policy or a secondary market insurance policy, then that security will not be insured under the Portfolio's mutual fund insurance policy. All of the insurance policies used by the Portfolio will be obtained only from insurance companies rated Aaa by Moody's or AAA by Standard & Poor's.

THE FUND MAY     Each Portfolio may purchase tax-exempt securities on a "when-
PURCHASE WHEN-   issued" basis. In buying "when-issued" securities, a Portfo-
ISSUED           lio commits to buy securities at a certain price even though
SECURITIES       the securities may not be delivered for up to 45 days. The
                 Portfolio pays for the securities and begins earning interest when the securities are actually delivered. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

THE FUND MAY     Each Portfolio may lend its investment securities on either a
LEND ITS         short-term or long-term basis to qualified institutional in-
SECURITIES       vestors for the purpose of realizing additional net invest-
                 ment income. Loans of securities by a Portfolio will be col-lateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral which will be held by the Fund's custodian bank, will equal at least 100% of the current market value of the loaned securities. Income derived from the lending of securi-ties is not tax-exempt, and a portion of the tax-exempt in-terest earned when a municipal security is on loan must be characterized as taxable income. Therefore, each Portfolio will limit such activity in accordance with its investment objective.

DERIVATIVE       Derivatives are instruments whose values are linked to or de-
INVESTING        rived from an underlying security or index. The most common and conventional types of derivative securities are futures and options.

THE FUND MAY     The Fund may invest in conventional derivative securities in-
INVEST IN        cluding futures contracts and options, but only to a limited
DERIVATIVE       extent. A Portfolio of the Fund (except the Money Market
SECURITIES       Portfolio) may enter into futures contracts provided that not more than 5% of its assets are required as a futures contract deposit; in addition, a Portfolio (except the Money Market
                 Portfolio) may enter into futures contracts and options transactions only to the extent that obligations under such contracts or transactions represent not more than 20% of the Portfolio's assets.

                 Futures contracts and options may be used for several common fund management strategies: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a specific futures contract is priced more attractively than other futures contracts or the underlying security or index. A Portfolio may not use futures contracts or options transac-tions to leverage its assets.

                 For example, in order to remain fully invested in bonds, while maintaining liquidity to meet potential shareholder re-demptions, a Portfolio may invest a portion of its assets in a bond futures contract. Because futures contracts only re-quire a small initial margin deposit, the Portfolio would then be able to maintain a cash reserve to meet potential re-demptions, while at the same time remaining fully invested. Also, because the transactions costs of futures contracts and options may be lower than the costs of investing in bonds di-rectly, it is expected that the use of futures contracts and options may reduce a Portfolio's total transactions costs.

                 The Portfolios may use futures contracts for bona fide "hedg-ing" purposes. In executing a hedge, a manager sells, for ex-ample, municipal bond futures contracts to protect against a decline in the bond market. If the market drops, the value of the futures position will rise, thereby offsetting the de-cline in value of the portfolio's bond holdings.

                 The Portfolios may invest in partnerships and grantor trust derivative products. However, prior to the purchase of such security, a determination must be made by the Portfolio that the inherent risk of the partnership or grantor trust deriva-tive product is minimal.

FUTURES          The primary risks associated with the use of futures con-
CONTRACTS AND    tracts and options are: (i) imperfect correlation between the
OPTIONS POSE     change in market value of the bonds held by a Portfolio and
RISKS            the prices of futures contracts and options; and (ii) possi-
                 ble lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing in those contracts whose price fluctuations are expected to resemble those of the Portfo-lio's underlying securities. The risk that a Portfolio will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

                 The risk of loss in trading futures contracts in some strate-gies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the investor. When investing in futures contracts, the Fund will segregate cash or cash equivalents in the amount of the underlying obligation.

PARTNERSHIPS     The primary risks associated with partnerships and grantor
AND GRANTOR      trust derivative products are (i) the possibility of a tax
TRUSTS POSE      ruling which affects the status of the state or federal opin-
CERTAIN RISKS    ions which are necessary to support the issuance of the de-
                 rivative; (ii) the possibility that the tender option on a security could be withdrawn upon the occurrence of certain events and (iii) the possible lack of a liquid secondary mar-
                 ket for the securities. The Portfolios will attempt to mini-
                 mize the risks of partnership and grantor trust derivative products by carefully selecting which securities to purchase and by constantly monitoring securities held by the Portfo-
                 lios.
--------------------------------------------------------------------------------
INVESTMENT       The Fund has adopted certain limitations on its investment
LIMITATIONS      practices, including the following:

THE FUND HAS     (a) The Fund's Portfolios will generally not invest in secu-
ADOPTED              rities other than municipal securities; however, each
CERTAIN              Portfolio may invest up to 20% of its assets in certain
FUNDAMENTAL          short-term taxable securities and (except for the Money
LIMITATIONS          Market Portfolio) in bond futures contracts and options;

                 (b) A Portfolio will not borrow money, except for temporary or emergency purposes, and then not in excess of 10% of total assets; the Portfolio will repay all borrowings be-fore making additional investments; and interest paid on such borrowings will reduce income;

                 (c) A Portfolio will not invest more than 5% of its assets in securities of one issuer (except the United States Gov-ernment, its agencies and instrumentalities, and any mu-nicipal security guaranteed or collateralized by the U.S. Government); for purposes of this limitation, identifica-tion of the issuer will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security;

                 (d) A Portfolio will not purchase any securities which would cause more than 25% of the value of that Portfolio's net assets at the time of such purchase to be invested in the securities of one or more issuers conducting their prin-cipal activities in the same state; and

                 (e) A Portfolio will not pledge, mortgage or hypothecate more than 10% of its assets.

                 The above mentioned investment limitations are considered at the time investment securities are purchased. The investment limitations described here and in the Statement of Additional Information may be changed only with the approval of a major-ity of the Fund's shareholders.
--------------------------------------------------------------------------------

MANAGEMENT OF    The Fund is a member of The Vanguard Group of Investment Com-
THE FUND         panies, a family of more than 30 investment companies with more than 90 distinct investment portfolios and total assets
VANGUARD         in excess of $170 billion. Through their jointly-owned sub-
ADMINISTERS      sidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and
AND              the other funds in the Group obtain at cost virtually all of
DISTRIBUTES      their corporate management, administrative, shareholder ac-
THE FUND         counting and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain
                 Vanguard funds including Vanguard Municipal Bond Fund. As a result of Vanguard's unique corporate structure, the Vanguard funds have costs substantially lower than those of most com-peting mutual funds. In 1994, the average expense ratio (an-nual costs including advisory fees divided by total net as-
                 sets) for the Vanguard funds amounted to approximately .30%, compared to an average of 1.05% for the mutual fund industry
                 (data provided by Lipper Analytical Services).

                 The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Directors. The Direc-tors set broad policies for the Fund and choose its officers. A list of the Directors and Officers of the Fund and a state-ment of their present positions and principal occupations during the past five years can be found in the Statement of Additional Information.

                 Vanguard employs a supporting staff of management and admin-istrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary of-fice space, furnishings and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the Board of Directors (Trustees) of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing and custodian fees.

                 Vanguard also provides distribution and marketing services to the Vanguard funds. The funds are available on a no-load ba-sis (i.e., there are no sales commissions or 12b-1 fees). However, each fund bears its allocated share of the Group's distribution costs.
--------------------------------------------------------------------------------

INVESTMENT       The Fund receives all investment advisory services on an at-
ADVISER          cost basis from VANGUARD'S FIXED INCOME GROUP. The Group also provides investment advisory services to more than 40 Van-
VANGUARD         guard money market and bond portfolios, both taxable and tax-
MANAGES THE      exempt. Total assets under management by Vanguard's Fixed In-
FUND'S           come Group was $ .  billion as of August 31, 1995. The Fixed
INVESTMENTS      Income Group is supervised by the Officers of the Fund.

                 Ian A. MacKinnon, Senior Vice President of Vanguard, has been in charge of the Group since its inception in 1981. Mr. MacKinnon is responsible for setting the broad investment policies and strategies employed by the Fund, and for overseeing the Portfolio managers who implement those strategies on a day-to-day basis. The Fund's Portfolio managers are as follows:

                 . Jerome J. Jacobs, Principal, serves as portfolio manager of the Long-Term and High-Yield Portfolios. Associated with the Fixed Income Group since 1984, Mr. Jacobs has managed the Portfolios since 1988. Previously he managed the Short-Term, Limited-Term and Intermediate-Term Portfolios.

                 . Christopher M. Ryon, Principal, serves as portfolio manager of the Short-Term, Limited-Term and Intermediate-Term Port-folios. Associated with the Fixed Income Group since 1985, Mr. Ryon has managed the Short-Term and Limited-Term Port-folio's since 1988, and the Intermediate-Term Portfolio since 1991. Previously he served as a senior analyst.

                 . David E. Hamlin, Principal, serves as portfolio manager of the Insured-Long Term Portfolio. Mr. Hamlin has managed the Portfolio since joining the Fixed Income Group in 1986. Previously he managed tax-exempt money market funds for a major investment company.

                 The Fixed Income Group manages the investment and reinvest-ment of the assets of the Portfolios of the Fund and continu-ously reviews, supervises and administers each Portfolio's investment program, subject to the maturity and quality stan-dards specified in this Prospectus and supplemental guide-lines approved by the Fund's Board of Directors. The Fixed Income Group's selection of investments for the Portfolios is based on: (a) continuing credit analysis of those instruments held in the Portfolios and those being considered for inclu-sion therein; (b) possible disparities in yield relationships between different fixed income securities; and (c) actual or anticipated movements in the general level of interest rates.

                 Vanguard's investment management staff places all orders for purchases and sales of portfolio securities. Purchase of
                 portfolio securities are made either directly from the issuer or from municipal securities dealers. The investment manage-
                 ment staff may sell portfolio securities prior to their matu-
                 rity if circumstances and considerations warrant and if it believes such dispositions advisable. The Fund's policy of investing in short-term instruments in the Short-Term Portfo-
                 lio will likely result in significant portfolio turnover. The staff seeks to obtain the best available net price and most favorable execution for all portfolio transactions. The full range and quality of brokerage services are considered in
                 making these determinations.
--------------------------------------------------------------------------------
DIVIDENDS,       Dividends consisting of virtually all of the ordinary income
CAPITAL GAINS    of each Portfolio are declared daily and are payable to
AND TAXES        shareholders of record at the close of the previous business day. Such dividends are paid on the first business day of
                 each month. Capital gains distributions, if any, will be made annually.
EACH PORTFOLIO
PAYS MONTHLY     In addition, in order to satisfy certain distribution re-
DIVIDENDS        quirements of the Tax Reform Act of 1986, each Portfolio may declare special year-end dividend and
                 capital gains distributions during December. Such distribu-tions, if received by shareholders by January 31, are deemed to have been paid by the Portfolio and received by sharehold-ers by December 31 of the prior year.

                 Dividend and capital gains distributions may be automatically reinvested or received in cash. See "Choosing a Distribution Option" for a description of these distribution methods.

EACH PORTFOLIO   Each Portfolio intends to continue to qualify for taxation as
EXPECTS TO PAY   a "regulated investment company" under the Internal Revenue
TAX-EXEMPT       Code so that it will not be subject to federal income tax to
DIVIDENDS        the extent its income is distributed to shareholders. In ad-
                 dition, each Portfolio intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends" to shareholders.
                 Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes. The Revenue Reconciliation Act enacted during 1993 provides that market discount on tax-exempt bonds pur-chased after April 30, 1993 is taxable income to the extent of any gain realized upon disposition. Accordingly, purchases of such discounted securities may result in taxable income.

                 Distributions paid by the Portfolio from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable, regardless of the length of time you have owned shares in the Portfolio. Capital gains distribu-tions are made when the Portfolio realizes net capital gains on sales of portfolio securities during the year. For the Portfolio, realized capital gains are not expected to be a significant or predictable part of investment return.

                 Any short-term capital gains, realized market discount or any taxable interest income will be distributed as a taxable or-dinary dividend distribution. In general, such taxable income distributions from a Portfolio are expected to be negligible in comparison with tax-exempt dividends.

                 Also, a portion of the dividends from the High-Yield Portfo-lio, while exempt from the regular federal income tax, may be a tax preference item for purposes of the alternative minimum tax.

                 The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund.

A CAPITAL GAIN   Although dividend income from the Fund is expected to be ex-
OR LOSS MAY BE   empt from federal taxes, a sale of a Portfolio's shares is a
REALIZED UPON    taxable event, and may result in a capital gain or loss. A
EXCHANGE OR      capital gain or loss may be realized from an ordinary redemp-
REDEMPTION       tion of shares, a check-writing redemption, or an exchange of shares between two mutual funds (or two portfolios of a mu-tual fund).

                 In addition, any capital loss realized from municipal securi-ties held for six months or less is disallowed to the extent of tax-exempt dividend income received during that period. In other words, if you held shares in a Portfolio for six months or less, and sold those shares (or a portion of those shares) at a loss, the capital loss you report is reduced by the tax-exempt dividends paid by these shares.

                 Tax-exempt dividends from a Portfolio, capital gains distri-butions from a Portfolio, and any capital gains or losses re-alized from the sale or exchange of shares may be subject to state and local taxes. However, some states allow sharehold-ers to exclude from state income tax that portion of a Port-folio's tax-exempt income that is attributable to municipal securities issued within the shareholder's own state. To as-sist shareholders of these states, the Fund will provide a breakdown of each Portfolio's tax-exempt interest income on a state-by-state basis subsequent to year-end.

                 The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to share-holders who have not complied with IRS taxpayer identifica-tion regulations. You may avoid this withholding requirement by indicating your proper Social Security or Taxpayer Identi-fication Number on your Account Registration Form and by cer-tifying that you are not subject to backup withholding.

                 Up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, to-tal tax-exempt income, including any tax-exempt dividend in-come from Portfolios of the Fund, is used to calculate the portion of Social Security benefits that is taxed.

                 The Fund has obtained a Certificate of Authority to do busi-ness as a foreign corporation in Pennsylvania, and does busi-ness and maintains an office in that state. In the opinion of counsel, the shares of the Fund are exempt from Pennsylvania personal property taxes.

                 The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the tax consequences of an in-
                 vestment in the Fund.
--------------------------------------------------------------------------------
THE SHARE        Each Portfolio's net asset value (or price per share) is com-
PRICE OF EACH    puted daily by dividing the Portfolio's total value of in-
PORTFOLIO        vestments and other assets, less any liabilities, by the num-
                 ber of outstanding shares of the Portfolio.

                 MONEY MARKET PORTFOLIO. The net asset value per share of the Money Market Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), on each day the Exchange is open. It is the policy of the Money Market Portfolio to attempt to main-tain a net asset value of $1.00 per share for purposes of sales and redemptions. The instruments held by the Money Mar-ket Portfolio are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses.

                 SHORT-TERM, LIMITED-TERM, INTERMEDIATE-TERM, LONG-TERM, IN-SURED LONG-TERM AND HIGH-YIELD PORTFOLIOS. The net asset val-ues per share of the Short-Term, Limited-Term, Intermediate-Term, Long-Term, Insured Long-Term and High-Yield Portfolios are determined as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), on each day the Exchange is open. When approved by the Board of Directors, bonds and other fixed income securities of each of the Portfolios may be val-ued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. (Since the majority of municipal bond issues do not trade each day, current prices are generally not available for many securities. In estimating a security's price, a pricing service takes into account institutional-size trading in similar groups of securities and any develop-ments related to specific securities.) The methods used by the pricing service and the valuations so established are re-viewed by the officers of the Fund under policies determined by the Directors. There are a number of pricing services available and the Directors, as part of an on-going evalua-tion of these services, may authorize the use of other pric-ing services or discontinue the use of any service in whole or in part.

                 Securities not priced in this manner are priced at the most recent quoted bid price provided by investment dealers.
                 Short-term instruments maturing within 60 days of the valua-
                 tion date may be valued at cost, plus or minus any amortized discount or premium. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Direc-
                 tors.
--------------------------------------------------------------------------------
GENERAL          The Fund is a Maryland corporation. The Articles of Incorpo-
INFORMATION      ration, as amended and restated, permit the Directors to is-
                 sue 7,250,000,000 shares of common stock with a $.001 par value. The Board of Directors has the power to designate one or more classes ("Portfolios") of shares of common stock.
                 Currently, the Fund is offering seven Portfolios.

                 Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other ap-plicable law. An annual meeting will be held to vote on the removal of a Director or Directors of the Fund if requested in writing by the holders of not less than 10% of the out-standing shares of the Fund.

                 The shares of each Portfolio are fully paid and non-assessa-ble; have no preference as to conversion, exchange, divi-dends, retirement or other features; and have no pre-emptive rights. The shares of each Portfolio have non-cumulative vot-ing rights, meaning that the holders of more than 50% of the shares of the entire Fund (irrespective of the net asset value of each Portfolio) voting for the election of Directors can elect 100% of the Directors if they so choose.

                 CoreStates Bank, N.A., Philadelphia, Pennsylvania, has been retained to act as custodian of the assets of the Fund. The Bank takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The Vanguard Group, Inc. acts as Transfer Agent and Dividend Disbursing Agent for the Fund. Price Waterhouse LLP serves as independent accountants for the Fund and audits its financial statements annually. The Fund is not involved in any litigation.
--------------------------------------------------------------------------------

                               SHAREHOLDER GUIDE


OPENING AN       To open a new account, either by mail or by wire, simply com-
ACCOUNT AND      plete and return an Account Registration Form. Please indi-
PURCHASING       cate the Portfolio you have chosen and the amount you wish to
SHARES           invest. Your purchase must be equal to or greater than the
                 $3,000 minimum initial investment requirement for a Portfolio
                 ($1,000 for Uniform Gifts/Transfers to Minors Act accounts).
                 If you need assistance with the Account Registration Form or have any questions about this Fund, please call our Investor
                 Information Department at 1-800-662-7447. NOTE: For other ac-count registrations (e.g., corporations, associations, other organizations, trusts or powers of attorney), please call us to determine which additional forms you may need.

PURCHASE         Each Portfolio's shares are purchased at the next-determined
RESTRICTIONS     net asset value after your investment has been received in the form of Federal Funds. See "When Your Account Will Be
                 Credited." The Fund is offered on a no-load basis (i.e., there are no sales commissions or 12b-1 fees).

                 (1) Because of the risks associated with bond investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Consequently, the Fund reserves the right to reject any specific pur-chase (and exchange purchase) request. The Fund also re-serves the right to suspend the offering of shares for a period of time.

                 (2) Vanguard will not accept third-party checks to purchase shares of the Fund. Please be sure your purchase check is made payable to the Vanguard Group.

ADDITIONAL       Subsequent investments may be made by mail ($100 minimum per
INVESTMENTS      Portfolio), wire ($1,000 minimum per Portfolio), exchange
                 from another Vanguard Fund account, or Vanguard Fund Express.
                 --------------------------------------------------------------
                     NEW ACCOUNT                   ADDITIONAL INVESTMENTS
                                                     TO EXISTING ACCOUNTS

PURCHASING BY    Please include the            Additional investments should
MAIL             amount of your initial        include the Invest-by-Mail re-
Complete and     investment and the            mittance form attached to your
sign the         name of the Portfo-           Fund confirmation statements.
enclosed         lio(s) you have se-           Please make your check payable
Account          lected on the regis-          to The Vanguard Group-(Portfo-
Registration     tration form, make            lio number), see page 28 for
Form             your check payable to         appropriate Portfolio number,
                 The Vanguard Group-           write your account number on
                 (Portfolio number),           your check and, using the re-
                 see page 28 for appro-        turn envelope provided, mail to
                 priate Portfolio num-         the address indicated on the
                 ber and mail to:              Invest-by-Mail Form.

                 VANGUARD FINANCIAL
                 CENTER
                 P.O. BOX 2600
                 VALLEY FORGE, PA 19482

For express or   VANGUARD FINANCIAL            All written requests should be
registered       CENTER 455 DEVON PARK         mailed to one of the addresses
mail, send to:   DRIVE WAYNE, PA 19087         indicated for new accounts. Do
                                               not send registered or express
                                               mail to the post office box ad-
                                               dress.

                 VANGUARD MUNICIPAL BOND FUND PORTFOLIO NUMBERS
                 Money Market Portfolio-45     Long-Term Portfolio-43
                 Short-Term Portfolio-41       Insured Long-Term Portfolio-58
                 Limited-Term Portfolio-31     High-Yield Portfolio-44
                 Intermediate-Term Portfolio-42
                 --------------------------------------------------------------
PURCHASING BY               CORESTATES BANK, N.A.
WIRE Money                  ABA 031000011
should be                   CORESTATES NO 0141 1274
wired to:                   ATTN VANGUARD
                            VANGUARD MUNICIPAL BOND FUND
BEFORE WIRING               NAME OF PORTFOLIO
Please contact              ACCOUNT NUMBER
Client Services             ACCOUNT REGISTRATION
(1-800-662-2739)

                 To assure proper receipt, please be sure your bank includes the Portfolio name, the account number Vanguard has assigned to you and the eight-digit Corestates number. If you are
                 opening a new account, please complete the Account Registra-
                 tion Form and mail it to the "New Account" address after com-
                 pleting your wire arrangement. NOTE: Federal Funds wire pur-
                 chase orders will be accepted only when the Fund and Custo-
                 dian Bank are open for business.
                 --------------------------------------------------------------
PURCHASING BY    You may open an account or purchase additional shares by mak-
EXCHANGE (from   ing an exchange from an existing Vanguard Fund account. Call
a Vanguard       Vanguard's Client Services Department at 1-800-662-2739. The
account)         new account will have the same registration as the existing account. However, the Fund reserves the right to refuse any exchange purchase request.
                 --------------------------------------------------------------
PURCHASING BY    The Fund Express Special Purchase option lets you move money
FUND EXPRESS     from your bank account to your Vanguard account at your re-
                 quest. Or if you choose the Automatic Investment option,
Special          money will be moved from your bank account to your Vanguard
Purchase and     account on the schedule (monthly, bimonthly [every other
Automatic        month], quarterly or yearly) you select. To establish these
Investment       Fund Express options, please provide the appropriate informa-
                 tion on the Account Registration Form. We will send you a
                 confirmation of your Fund Express service; please wait three weeks before using the service.
--------------------------------------------------------------------------------

CHOOSING A       You must select one of three distribution options:
DISTRIBUTION
OPTION           1. AUTOMATIC REINVESTMENT OPTION--Both dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

                 2. CASH DIVIDEND OPTION--Your dividends will be paid in cash and your capital gains will be reinvested in additional Fund shares.

                 3. ALL CASH OPTION--Dividend and capital gains distributions will be paid in cash.

                 You may change your option by calling our Client Services De-partment (1-800-662-2739).

                 In addition, an option to invest your cash dividends and/or capital gains distributions in another Vanguard Fund Account is available. Please call our Client Services Department (1-
                 800-662-2739) for information. You may also elect Vanguard
                 Dividend Express which allows you to transfer your cash divi-
                 dends and/or capital gains distributions automatically to
                 your bank account. Please see "Other Vanguard Services" for more information.
--------------------------------------------------------------------------------
TAX CAUTION      Under Federal tax laws, the Fund is required to distribute net capital gains and dividend income to Fund shareholders.
INVESTORS        These distributions are made to all shareholders who own Fund
SHOULD ASK       shares as of the distribution's record date, regardless of
ABOUT THE        how long the shares have been owned. Purchasing shares just
TIMING OF        prior to the record date could have a significant impact on
CAPITAL GAINS    your tax liability for the year. For example, if you purchase
AND DIVIDEND     shares immediately prior to the record date of a sizable cap-
DISTRIBUTIONS    ital gain, you will be assessed taxes on the amount of the
BEFORE           capital gain distribution later paid even though you owned
INVESTING        the Fund shares for just a short period of time. (Taxes are due on the distributions even if the dividend or gain is re-invested in additional Fund shares.) While the total value of your investment will be the same after the capital gain dis-tribution--the amount of the capital gain distribution will offset the drop in the net asset value of the shares--you should be aware of the tax implications the timing of your purchase may have.

                 Prospective investors should, therefore, inquire about poten-
                 tial distributions before investing. The Fund's annual capi-
                 tal gains distribution normally occurs in December while in-
                 come dividends are generally paid on the first business day of each month. For additional information on distributions and taxes, see the section titled "Dividends, Capital Gains, and Taxes."
--------------------------------------------------------------------------------
IMPORTANT        The easiest way to establish optional Vanguard services on
INFORMATION      your account is to select the options you desire when you
                 complete your Account Registration Form. IF YOU WISH TO ADD
ESTABLISHING     SHAREHOLDER OPTIONS LATER, YOU MAY NEED TO PROVIDE VANGUARD
OPTIONAL         WITH ADDITIONAL INFORMATION AND A SIGNATURE GUARANTEE. PLEASE
SERVICES         CALL OUR CLIENT SERVICES DEPARTMENT (1-800-662-2739) FOR FUR-
                 THER ASSISTANCE.

SIGNATURE        For our mutual protection, we may require a signature guaran-
GUARANTEES       tee on certain written transaction requests. A signature
                 guarantee verifies the authenticity of
                 your signature, and may be obtained from banks, brokers and any other guarantor that Vanguard deems acceptable. A SIGNA-
                 TURE GUARANTEE CANNOT BE PROVIDED BY A NOTARY PUBLIC.

CERTIFICATES     With the exception of the Money Market Portfolio, share cer-
                 tificates will be issued upon request. If a certificate is lost, you may incur an expense to replace it.

BROKER-DEALER    If you purchase shares in Vanguard Funds through a registered
PURCHASES        broker-dealer or investment adviser, the broker-dealer or ad-
                 viser may charge a service fee.

CANCELLING       The Fund will not cancel any trade (e.g., a purchase, ex-
TRADES           change or redemption) believed to be authentic, received in writing or by telephone, once the trade request has been re-ceived.

ELECTRONIC       If you would prefer to receive a prospectus for the Fund or
PROSPECTUS       any of the Vanguard Funds in an electronic format, please
DELIVERY         call 1-800-231-7870 for additional information. If you elect to do so, you may also receive a paper copy of the prospec-
                 tus, by calling 1-800-662-7447.
--------------------------------------------------------------------------------
WHEN YOUR        The trade date is the date on which your account is credited.
ACCOUNT WILL     It is generally the day on which the Fund receives your in-
BE CREDITED      vestment in the form of Federal Funds (monies credited to the
                 Fund's Custodian Bank by a Federal Reserve Bank). Your trade date varies according to your method of payment for your shares.

                 Purchases of Fund shares by check (except the Money Market Portfolio) will receive a trade date the day the funds are received in good order by Vanguard. Thus, if your purchase by check is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), your trade date is the business day your check is received in good order. If your purchase is received after the close of the Exchange, your trade date is the business day following re-ceipt of your check.

                 For purchases by check for the Money Market Portfolio, the Fund is ordinarily credited with Federal Funds within one business day. Thus, if your purchase by check is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), your trade date is the business day following receipt of your check. If your pur-chase is received after the close of the Exchange your trade date is the second business day following receipt of your check.

                 For purchases by Federal Funds wire or exchange, all portfo-lios of the Fund (including the money market portfolio) are credited immediately with Federal Funds. Thus, if your pur-chase by Federal Funds wire or exchange is received by the close of regular trading on the Exchange your trade date is the day of receipt. If your purchase is received after the close of regular trading on the Exchange your trade date is the business day following receipt of your wire or exchange.

                 Your shares are purchased at the next-determined net asset value after your investment has been received in the form of Federal Funds. You will begin to earn dividends on the calen-dar day following the trade date. (For a Friday trade date, you will begin earning dividends on Saturday.) For a purchase of shares of the Money Market Portfolio by Federal Funds wire, you may qualify for a dividend on the date of purchase if you have notified the Fund of your intention to make the purchase by 10:45 a.m. (Eastern time) on the business day of the wire.

                 In order to prevent lengthy processing delays caused by the clearing of foreign checks, Vanguard will only accept a for-eign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank. The name of the U.S. correspondent bank must be printed on the face of the foreign check.

                 Each Portfolio reserves the right to suspend the offering of shares for a period of time. Each Portfolio also reserves the right to reject any specific purchase request.
--------------------------------------------------------------------------------

SELLING YOUR     You may withdraw any portion of the funds in your account by
SHARES           redeeming shares at any time. Please see "Important Redemp-
                 tion Information". You generally may initiate a request by writing or by telephoning. Your redemption proceeds are nor-mally mailed, credited or wired--depending upon the method of withdrawal you have PREVIOUSLY chosen--within two business days after the receipt of the request in Good Order.

SELLING BY       You may withdraw funds from your account by writing a check
WRITING A        payable in the amount of $250 or more. When a check is pre-
CHECK            sented for payment to the Fund's agent, CoreStates Bank,
                 N.A., the Fund will redeem sufficient shares in your account at the next determined net asset value to cover the amount of the check.

                 In order to establish the checkwriting option on your ac-count, all registered shareholders must sign a signature card. After your completed signature card is received by the Fund, an initial supply of checks will be mailed within 10 business days. There is no charge for checks or for their clearance. CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS SHOULD CALL VANGUARD'S CLIENT SERVICES DEPARTMENT (1-800-662-
                 2739) BEFORE SUBMITTING SIGNATURE CARDS, AS ADDITIONAL DOCU-MENTS MAY BE REQUIRED TO ESTABLISH THE CHECKWRITING SERVICE.

                 Before establishing the checkwriting option, you should be aware that:

                 1. Writing a check (a redemption of shares) is a taxable
                    event.
                 2. The Fund does not allow an account to be closed through the checkwriting option.
                 3. Vanguard cannot guarantee a stop payment on the
                    checkwriting option. If you wish to reverse a stop payment order, you must do so in writing.
                 4. Shares held in certificate form cannot be redeemed using the checkwriting option.
                 5. The Fund reserves the right to terminate or alter this
                    service at any time.
                 --------------------------------------------------------------
SELLING BY       Requests should be mailed to VANGUARD FINANCIAL CENTER, VAN-
MAIL             GUARD MUNICIPAL BOND FUND, P.O. BOX 1120, VALLEY FORGE, PA
                 19482. (For express or registered mail, please send your re-quest to Vanguard Municipal Bond Fund, 455 Devon Park Drive,
                 Wayne, PA 19087.)

                 The redemption price of shares will be the Portfolio's net asset value next determined after Vanguard has received all required documents in Good Order.
                 --------------------------------------------------------------
DEFINITION OF    GOOD ORDER means that the request includes the following:
GOOD ORDER
                 1. The account number and Portfolio name.
                 2. The amount of the transaction (specified in dollars or
                    shares).
                 3. Signatures of all owners EXACTLY as they are registered on the account.
                 4. Any required signature guarantees.
                 5. Other supporting legal documentation that might be re-
                    quired in the case of estates, corporations, trusts and cer-tain other accounts.
                 6. Any certificates you are holding for the account.

                 If you have questions about this definition as it pertains to your request, please call our Client Services Department at
                 1-800-662-2739.
                 --------------------------------------------------------------
SELLING BY       To sell by telephone, you or your preauthorized representa-
TELEPHONE        tive may call our Client Services Department at 1-800-662-
                 2739. For telephone redemptions, you may have the proceeds sent to you either by mail or by wire. In addition to the de-tails below, please see "Important Information About Tele-phone Transactions."

                 BY MAIL: Telephone mail redemption is automatically estab-lished on your account unless you indicate otherwise on your Account Registration Form. The Registered Shareowner may re-deem any amount by calling Vanguard. The proceeds will be paid to the registered shareholders and mailed to the address of record. PLEASE NOTE: As a protection against fraud, your telephone mail redemption privilege will be suspended for 10 calendar days following any expedited address change to your account. An expedited address change is one that is made by telephone, by Vanguard On-line or, in writing, without the signatures of all account owners.

                 BY WIRE: Telephone wire redemption must be specifically elected for your account. The best time to elect telephone wire redemption is at the time you complete your Account Reg-istration Form. If you do not presently have telephone wire redemption and wish to establish it, please contact our Cli-ent Services Department.

                 With the wire redemption option, you may withdraw a minimum of $1,000 and have the amount wired directly to your bank ac-count. Wire redemptions less than $5,000 are subject to a $5 charge deducted by Vanguard. There is no Vanguard charge for wire redemptions of $5,000 or more. However, your bank may assess a separate fee for incoming wires.

                 A request to change the bank associated with your wire re-demption option must be received in writing, signed by each registered shareholder, and accompanied by a voided check or preprinted deposit slip. A signature guarantee is required if your bank registration is not identical to your Vanguard Fund account registration.
                 --------------------------------------------------------------

SELLING BY       If you select the Fund Express Automatic Withdrawal option,
FUND EXPRESS     money will be automatically moved from your Vanguard Fund ac-
                 count to your bank account according to the schedule you have
Automatic        selected. The Special Redemption option lets you move money
Withdrawal &     from your Vanguard account to your bank account upon your re-
Special          quest. You may elect Fund Express on the Account Registration
Redemption       Form or call our Investor Information Department at 1-800-
                 662-7447 for a Fund Express application.
                 --------------------------------------------------------------
SELLING BY       You may sell shares of the Fund by making an exchange into
EXCHANGE         another Vanguard Fund account. Please see "Exchanging Your
                 Shares" for details.
                 --------------------------------------------------------------

IMPORTANT        Shares purchased by check or Fund Express may be redeemed at
REDEMPTION       any time. However, your redemption proceeds will not be paid
INFORMATION      until payment for the purchase is collected, which may take up to ten calendar days.
                 --------------------------------------------------------------
DELIVERY OF      Redemption requests received by telephone prior to the close
REDEMPTION       of regular trading on the New York Stock Exchange (generally
PROCEEDS         4:00 p.m. Eastern time) are processed on the day of receipt and the redemption proceeds are normally sent on the follow-ing business day.

                 Redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt and the proceeds are normally sent on the second business day following receipt.

                 All unpaid dividends credited to your account up to the date of redemption will be included in the redemption check. Re-demption proceeds must be sent to you within seven days of receipt of your request in Good Order.

                 If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after your request has been received by Vanguard in Good Or-der. The Fund reserves the right to revise or terminate the telephone redemption privilege at any time.

                 The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed, or under any emergency circumstances as determined by the United
                 States Securities and Exchange Commission.
                 --------------------------------------------------------------
VANGUARD'S       If you make a redemption from a qualifying account, Vanguard
AVERAGE COST     will send you an Average Cost Statement which provides you
STATEMENT        with the tax basis of the shares you redeemed. Please see
                 "Other Vanguard Services" for additional information.
                 --------------------------------------------------------------

LOW-BALANCE      Due to the relatively high cost of maintaining smaller ac-
FEE AND          counts, each Portfolio will automatically deduct a $10 annual
MINIMUM          fee from accounts with balances falling below $2,500 ($1,000
ACCOUNT          for Uniform Gifts/Transfers to Minors Act accounts). This fee
BALANCE          deduction will occur mid-year, beginning in 1996. The fee
REQUIREMENT      generally will be waived for investors whose aggregate Van-
                 guard assets exceed $50,000.

                 In addition, the Fund reserves the right to liquidate any ac-count that is below the minimum initial investment amount of $3,000. If at any time the total investment does not have a value of at least $3,000, you may be notified that your ac-count is below the Fund's minimum account balance require-ment. You would then be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the registered shareholder.

                 Vanguard will not liquidate your account if it has fallen be-
                 low $3,000 solely as a result of declining markets (i.e., a decline in a Portfolio's net asset value).
--------------------------------------------------------------------------------
EXCHANGING       Should your investment goals change, you may exchange your
YOUR SHARES      shares of Vanguard Municipal Bond Fund for those of other
                 available Vanguard Funds.

EXCHANGING BY    When exchanging shares by telephone, please have ready the
TELEPHONE        Portfolio name, account number, Social Security number or Em-
                 ployer Identification number listed on the account and exact
Call Client      name and address in which the account is registered. Only the
Services         registered shareholder may complete such an exchange. Re-
(1-800-662-      quests for telephone exchanges received prior to the close of
2739)            regular trading on the New York Stock Exchange (generally
                 4:00 p.m. Eastern time) are processed at the close of busi-ness that same day. Requests received after the close of reg-ular trading on the Exchange are processed the next business day. TELEPHONE EXCHANGES ARE NOT ACCEPTED INTO OR FROM VAN-
                 GUARD BALANCED INDEX FUND, VANGUARD INDEX TRUST, VANGUARD IN-
                 TERNATIONAL EQUITY INDEX FUND AND VANGUARD QUANTITATIVE PORT-
                 FOLIOS. If you experience difficulty in making a telephone exchange, your exchange request may be made by regular or ex-press mail, and it will be implemented at the closing net as-set value on the date received by Vanguard provided the re-quest is received in Good Order.

                 --------------------------------------------------------------
EXCHANGING BY    Please be sure to include on your exchange request the name
MAIL             and account number of your current Portfolio, the name of the
                 Fund you wish to exchange into, the amount you wish to ex-
                 change, and the signatures of all registered account holders.
                 Send your request to VANGUARD FINANCIAL CENTER, VANGUARD MU-
                 NICIPAL BOND FUND, P.O. BOX 1120, VALLEY FORGE, PA 19482.
                 (For express or registered mail, please send your request to
                 Vanguard Municipal Bond Fund, 455 Devon Park Drive, Wayne, PA
                 19087.)
                 --------------------------------------------------------------
IMPORTANT        Before you make an exchange, you should consider the follow-
EXCHANGE         ing:
INFORMATION
                 . Please read the Fund's prospectus before making an ex-
                   change. For a copy and for answers to any questions you may have, call our Investor Information Department (1-800-662-
                   7447).

                 . An exchange is treated as a redemption and a purchase.
                   Therefore, you could realize a taxable gain or loss on the transaction.

                 . Exchanges are accepted only if the registrations and the
                   Taxpayer Identification numbers of the two accounts are identical.

                 . The shares to be exchanged must be on deposit and not held in certificate form.

                 . New accounts are not currently accepted in Vanguard/Windsor
                   Fund or Vanguard/PRIMECAP Fund.

                 . The redemption price of shares redeemed by exchange is the net asset value next determined after Vanguard has received the required documents in Good Order.

                 . When opening a new account by exchange, you must meet the minimum investment requirement of the new Fund.

                 Every effort will be made to maintain the exchange privilege. However, the Fund reserves the right to revise or terminate its provisions, limit the amount of or reject any exchange, as deemed necessary, at any time.

                 The exchange privilege is only available in states in which the shares of the Fund are registered for sale. The Fund's shares are currently registered for sale in all 50 states and the Fund intends to maintain such registration.
--------------------------------------------------------------------------------
EXCHANGE         The Fund's exchange privilege is not intended to afford
PRIVILEGE        shareholders a way to speculate on short-term movements in
LIMITATIONS      the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the man-agement of a Portfolio and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

                 Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30
                 DAYS APART) from a Portfolio during any twelve month period.
                 These limitations do not apply to exchanges from Vanguard's money market portfolios. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request
                 (including exchange purchases from other Vanguard portfolios)
                 that is reasonably deemed to be disruptive to efficient port-
                 folio management.
--------------------------------------------------------------------------------
IMPORTANT        The ability to initiate redemptions (except wire redemptions)
INFORMATION      and exchanges by telephone is automatically established on
ABOUT            your account unless you request in writing that telephone
TELEPHONE        transactions on your account not be permitted. The ability to
TRANSACTIONS     initiate wire redemptions by telephone will be established on your account only if you specifically elect this option in writing.

                 To protect your account from losses resulting from unautho-rized or fraudulent telephone instructions, Vanguard adheres to the following security procedures:

                 1. SECURITY CHECK. To request a transaction by telephone, the caller must know (i) the name of the Portfolio; (ii) the 10-digit account number; (iii) the exact name and address used in the registration; and (iv) the Social Security or Employer Identification number listed on the account.

                 2. PAYMENT POLICY. The proceeds of any telephone redemption by mail will be made payable to the registered shareowner and mailed to the address of record, only. In the case of a telephone redemption by wire, the wire transfer will be made only in accordance with the shareowner's prior writ-ten instructions.

                 Neither the Fund nor Vanguard will be responsible for the au-
                 thenticity of transaction instructions received by telephone, provided that reasonable security procedures have been fol-
                 lowed. Vanguard believes that the security procedures de-
                 scribed above are reasonable and that if such procedures are followed, you will bear the risk of any losses resulting from unauthorized or fraudulent telephone transactions on your ac-
                 count. If Vanguard fails to follow reasonable security proce-
                 dures, it may be liable for any losses resulting from unau-
                 thorized or fraudulent telephone transactions on your ac-
                 count.
--------------------------------------------------------------------------------
TRANSFERRING     You may transfer the registration of any of your Fund shares
REGISTRATION     to another person by completing a transfer form and sending it to: VANGUARD FINANCIAL CENTER, P.O. BOX 1110, VALLEY
                 FORGE, PA 19482. The request must be in Good Order. BEFORE
                 MAILING YOUR REQUEST, PLEASE CALL OUR CLIENT SERVICES DEPART-
                 MENT (1-800-662-2739) FOR FULL INSTRUCTIONS.
--------------------------------------------------------------------------------



STATEMENTS AND   Vanguard will send you a confirmation statement each time you
REPORTS          initiate a transaction in your account, except for
                 checkwriting redemptions from Vanguard money market accounts.
                 You will also receive a comprehensive account statement at the end of each calendar quarter. The fourth-quarter state-ment will be a year-end statement, listing all transaction activity for the entire calendar year.

                 Vanguard's Average Cost Statement provides you with the aver-age cost of shares redeemed from your account, using the av-erage cost single category method. This service is available for most taxable accounts opened since January 1, 1986. In general, investors who redeemed shares from a qualifying Van-guard account may expect to receive their Average Cost State-ment in February of the following year. Please call our Cli-ent Services Department (1-800-662-2739) for information.

                 Financial reports on the Fund will be mailed to you semi-an-nually, according to the Fund's fiscal year-end.
--------------------------------------------------------------------------------

OTHER VANGUARD   For more information about any of these services, please call
SERVICES         our Investor Information Department at 1-800-662-7447.

VANGUARD         With Vanguard's Direct Deposit Service, most U.S. Government
DIRECT DEPOSIT   checks (including Social Security and military pension
SERVICE          checks) and private payroll checks may be automatically de-
                 posited into your Vanguard Fund account. Separate brochures and forms are available for direct deposit of U.S. Government and private payroll checks.

VANGUARD         Vanguard's Automatic Exchange Service allows you to move
AUTOMATIC        money automatically among your Vanguard Fund accounts. For
EXCHANGE         instance, the service can be used to "dollar cost average"
SERVICE          from a money market portfolio into a stock or bond fund or to contribute to an IRA or other retirement plan. Please contact our Client Services Department at 1-800-662-2739 for addi-tional information.

VANGUARD FUND    Vanguard's Fund Express allows to you transfer money between
EXPRESS          your Fund account and your account at a bank, savings and
                 loan association, or a credit union that is a member of the Automated Clearing House (ACH) system. You may elect this service on the Account Registration Form or call the Investor
                 Information Department (1-800-662-7447) for a Fund Express application.

                 The minimum amount that can be transferred by telephone is $100. However, if you have established one of the automatic options, the minimum amount is $50. The maximum amount that can be transferred using any of the options is $100,000.

                 Special rules govern how your Fund Express purchases or re-demptions are credited to your account. In addition, some services of Fund Express cannot be used with specific Van-guard Funds. For more information, please refer to the Van-guard Fund Express brochure.


VANGUARD         Vanguard's Dividend Express allows you to transfer your divi-
DIVIDEND         dends and/or capital gains distributions automatically from your Fund account, one business day after the Fund's payable date, to your account at a bank, savings and loan associa-tion, or a credit union that is a member of the Automated
                 Clearing House (ACH) system. You may elect this service on the Account Registration Form or call our Investor Informa-tion Department (1-800-662-7447) for a Vanguard Dividend Ex-press application.

VANGUARD         Vanguard's Tele-Account is a convenient, automated service
TELE-ACCOUNT     that provides share price, price change and yield quotations on Vanguard Funds through any TouchTone TM telephone. This service also lets you obtain information about your account balance, your last transaction, and your most recent dividend or capital gains payment. To contact Vanguard's Tele-Account service, dial 1-800-ON-BOARD (1-800-662-6273). A brochure of-
                 fering detailed operating instructions is available from our
                 Investor Information Department (1-800- 662-7447).
--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

    Vanguard
    MUNICIPAL
    BOND FUND

---------------

THE VANGUARD GROUP
 OF INVESTMENT
 COMPANIES
Vanguard Financial Center
P.O. Box 2600
Valley Forge, PA 19482

INVESTOR INFORMATION
 DEPARTMENT:
1-800-662-7447 (SHIP)

CLIENT SERVICES
 DEPARTMENT:
1-800-662-2739 (CREW)

TELE-ACCOUNT FOR
 24-HOUR ACCESS:
1-800-662-6273 (ON-BOARD)

TELECOMMUNICATIONS SERVICE
 FOR THE HEARING-IMPAIRED:
1-800-662-2738

TRANSFER AGENT:
The Vanguard Group Inc.
Vanguard Financial Center
Valley Forge, PA 19482

                                   Vanguard
                                   MUNICIPAL
                                   BOND FUND

                              P R O S P E C T U S

                             DECEMBER 29, 1995




                                  A member of
                   [LOGO OF THE VANGUARD GROUP APPEARS HERE]
                                    OF INVESTMENT COMPANIES (R)
P095

                                    PART B

                      VANGUARD MUNICIPAL BOND FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                            DECEMBER 29, 1995

  This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus relating to all of the Fund's Portfolios (dated December 29, 1995). To obtain the Fund's Prospectus, please call:

                        INVESTOR INFORMATION DEPARTMENT
                                1-800-662-7447

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies........................................................ B- 1
Calculation of Yield (Money Market Portfolio).............................. B- 6
Yield and Total Return..................................................... B- 7
Investment Management...................................................... B- 7
Purchase of Shares......................................................... B- 8
Redemption of Shares....................................................... B- 8
Valuation of Shares........................................................ B- 9
Management of the Fund..................................................... B-10
Portfolio Transactions..................................................... B-13
Description of Shares and Voting Rights.................................... B-14
Financial Statements....................................................... B-14

                              INVESTMENT POLICIES

INVESTMENT LIMITATIONS

  The following limitations cannot be changed without the consent of the hold-ers of a majority of the Fund's outstanding shares (as defined in the Invest-ment Company Act of 1940), including a majority of the shares of each Portfo-lio. Each Portfolio of the Fund may not:

    1. Invest in securities other than Municipal Bonds, except that it may make temporary investments (up to 20% of its assets under normal circum-stances) in notes issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumen-talities, commercial paper, bank certificates of deposit, and any such items or Municipal Bonds subject to short-term repurchase agreements;

    2. Purchase securities of any issuer (except the United States Govern-ment, its agencies and instrumentalities and any Municipal Bond guaranteed by the U.S. Government) if as a result more than 5% of the total assets of that Portfolio would be invested in the securities of such issuer; for pur-poses of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting in-terest and principal payments of each security;

    3. Invest in companies for the purpose of exercising control;

    4. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. The Portfolio will repay all borrowings before making additional investments and interest paid on such borrowings will reduce income;

    5. Pledge, mortgage or hypothecate its assets to any extent greater than 10% of the value of its total assets;

    6. Issue senior securities as defined in the Investment Company Act of 1940;

    7. Engage in the business of underwriting securities issued by other per-sons, except to the extent that the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in dispos-ing of investment securities;

    8. Purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Portfolio) of its net assets (including any investment in The Vanguard Group, Inc.) would be invested in securities that are illiquid;

    9. Purchase or sell real estate, but this shall not prevent investments in Municipal Bonds secured by real estate or interests therein;

    10. Make loans to other persons, except by the purchase of bonds, deben-tures or similar obligations which are publicly distributed and as provided under "Lending of Securities";

    11. Purchase on margin or sell short, except as specified below in "(13)";

    12. Purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment ad-viser and one or more of such officers or directors (trustees) of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities;

    13. Purchase or sell commodities or commodities contracts, except that each Portfolio (except the Money Market Portfolio) may invest in bond futures contracts and bond options to the extent that not more than 5% of the Portfolio's assets are required as initial margin deposit for such con-tract and each portfolio may invest in bond futures contracts and bond op-tions to the extent that not more than 20% of the Portfolio's assets are invested in such instruments at any time;

    14. Invest in securities of other investment companies, except as may be acquired as a part of a merger, consolidation of acquisition of assets or otherwise to the extent permitted by Section 12 of the 1940 Act. Each Port-folio will invest only in investment companies which have investment objec-tives and investment policies consistent with those of the Portfolio;

    15. Invest in put, call, straddle or spread options except to the extent set forth above, or interests in oil, gas or other mineral exploration or development programs except as specified above in "(13)"; and

    16. Purchase any securities which would cause more than 25% of the value of the Portfolio's total net assets at the time of such purchase to be in-vested in the securities of one or more issuers conducting their principal activities in the same state, provided that there is no limitation with re-spect to investments by the Money Market and Short Term Portfolio in U.S. Treasury Bills, other obligations issued or guaranteed by the Federal Gov-ernment, its agencies and instrumentalities and certificates of deposit.

  Notwithstanding these limitations, the Fund may own all or any portion of the securities of, or make loans to, or contribute to the costs or other fi-nancial requirements of, any company which will be (1) wholly-owned by the Fund and one or more other investment companies and (2) primarily engaged in the business of providing, at cost, management, administrative, distribution and/or related services to the Fund and such other investment companies. See "Management of the Fund." Additionally, the Fund may invest without limit in when issued securities. Please see the prospectus for a description of such securities.

  The above mentioned investment limitations are considered at the time in-vestment securities are purchased.

  LENDING OF SECURITIES. Each Portfolio may lend its investment securities to qualified institutions who need to borrow securities in order to complete cer-tain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment secu-rities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to quali-fied brokers, dealers, banks or other financial institutions, so long as the terms and the structure of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which cur-rently require that (a) the borrower pledge and maintain with the Portfolio collateral having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any in-crease in their market value. A Portfolio will not lend its investment securi-ties, if as a result, the aggregate of such loans exceeds 10% of the value of its total assets. Currently, each Portfolio of the Fund does not intend for its securities lending activities to approach this limit. Loan arrangements made by the Portfolio will comply with all other applicable regulatory re-quirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or in-stitution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors. Income de-rived from lending of securities is not tax-exempt, and, thus, a Portfolio will limit such activity in accordance with its investment objective.

FUTURES CONTRACTS

  Each Portfolio of the Fund (except the Money Market Portfolio) may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while re-taining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific amount of a specific se-curity at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

  Although futures contracts by their terms call for actual delivery or ac-ceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Clos-ing out an open futures position is done by taking an opposite position ("buy-ing" a contract which has previously been "sold," or "selling" a contract pre-viously purchased) in an identical contract to terminate the position. Broker-age commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure comple-tion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Bro-kers may establish deposit requirements which are higher than the exchange minimums.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the con-tract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavor-able changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions.

  Although techniques other than the sale and purchase of futures contracts could be used to control a Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this expo-sure. While a Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

  Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bonafide hedging transactions. A Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

  A Portfolio of the Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin depos-its on open contracts exceeds 5% of the market value of the Fund's total as-sets. In addition, a Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS

  Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assur-ance that a liquid secondary market will exist for any particular futures con-tract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inabil-ity to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

  A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading resulting from futures contracts in some strate-gies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved. As a result, a relatively small price movement in a futures contract may result in immediate and sub-stantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the initial margin requirement for the contract. However, because the futures strategies of a Portfolio are engaged in only for hedging purposes and will not be leveraged, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by a Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom a Portfolio has an open position in a futures contract or related option.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfa-vorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTACTS AND OTHER FEDERAL TAX MATTERS

  Except for transactions a Portfolio has identified as hedging transactions, the Portfolio is required for federal income tax purposes to recognize as in-come for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Portfolio may be re-quired to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Portfolio.

  A Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on futures transac-tions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised on the nature of the transactions.

  In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of se-curities or of foreign currencies or other income derived with respect to the Portfolio's business of investing in securities. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of se-curities and therefore be qualifying income for purposes of the 90% require-ment. In order to avoid realizing excessive gains on securities held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts, which have been open for less than three months as of the end of the Portfolio's fiscal year and which are recognized for tax purposes, will not be considered gains on sales of securities held less than three months for the purpose of the 30% test.

                 CALCULATION OF YIELD (MONEY MARKET PORTFOLIO)

  The current yield of the Money Market Portfolio is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is deter-mined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such addi-tional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends rein-vested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

  Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Money Market Portfolio for the 7 day base period ending August 31, 1995.

                                                          MONEY MARKET PORTFOLIO
                                                          ----------------------
                                                                 8/31/95
                                                          ----------------------
   Value of account at beginning of period...............        $1.00000
   Value of same account at end of period*...............         1.00068
                                                                 --------
   Net Change in account value...........................        $ .00068
                                                                 --------
                                                                 --------
   Annualized Current Net Yield
   (Net Change X 365/7) / average net asset value........            3.54%
                                                                 --------
                                                                 --------
   Effective Yield
   [(Net Change) + 1]365/7 -1............................            3.61%
                                                                 --------
                                                                 --------
   Average Weighted Maturity of investments..............         66 days
                                                                 --------
                                                                 --------

* Exclusive of any capital changes.

  The net asset value of the Money Market Portfolio is $1.00 and has remained at that amount since the initial offering of the Portfolio. The yield of the Portfolio will fluctuate. The annualization of a week's dividend is not a rep-resentation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to ana-lyze the Portfolios of the Fund, and other investment vehicles; however yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments computing net asset value and calculating yield.

                            YIELD AND TOTAL RETURN

  The yield of each Portfolio of the Fund for the 30-day period ended August 31, 1995 is set forth below. Yields are calculated daily for each Portfolio.

   Short-Term Portfolio................................................... 3.83%
   Limited-Term Portfolio................................................. 4.21%
   Intermediate-Term Portfolio............................................ 4.79%
   Long-Term Portfolio.................................................... 5.50%
   Insured Long-Term Portfolio............................................ 5.33%
   High-Yield Portfolio................................................... 5.84%

  The average annual total return of each Portfolio of the Fund for the one-, five- and ten-year periods ended August 31, 1995 is set forth below:

                                       1 YEAR ENDED 5 YEARS ENDED 10 YEARS ENDED
                                         8/31/95       8/31/95       8/31/95
                                       ------------ ------------- --------------
   Short-Term Portfolio...............     4.83%        4.86%          5.43%
   Limited-Term Portfolio.............     5.99%        6.35%          6.60%*
   Intermediate-Term Portfolio........     7.82%        8.85%          9.11%
   Long-Term Portfolio................     8.74%        9.55%          9.70%
   Insured Long-Term Portfolio........     8.88%        9.20%          9.58%
   High-Yield Portfolio...............     8.69%        9.64%          0.90%

* Since inception:

  Limited Term Portfolio--August 31, 1987.

  Total return is computed by finding the average compounded rates of return over the periods set forth above that would equate an initial amount invested at the beginning of the periods to the ending redeemable value of the invest-ment.

                             INVESTMENT MANAGEMENT

  The Fund receives all investment advisory services on an "internalized," at-cost, basis from an experienced investment management staff employed directly by The Vanguard Group, Inc. ("Vanguard"), a subsidiary jointly-owned by the Fund and the other Funds in The Vanguard Group of Investment Companies. The investment management staff is supervised by the senior officers of the Fund.

  In substance, the Fund can be viewed as a series of seven broadly diversi-fied Portfolios of Municipal Bonds, with the investment management staff re-sponsible for: maintaining the specified standards; making changes in specific issues in light of changes in the fundamental basis for purchasing such secu-rities; and adjusting the seven Portfolios to meet cash inflow (or outflow), which reflects net purchases and exchanges of shares by investors (or net re-demptions of shares) and reinvestment of a Portfolio's income.

  The investment policies of each of the Portfolios may lead to frequent changes in investments, particularly in periods of rapidly fluctuating inter-est rates. A change in securities held by a Portfolio is known as "portfolio turnover" and may involve the payment by the Portfolio of dealer mark-ups, un-derwriting commissions and other transaction costs on the sales of securities as well as on the reinvestment of the proceeds in other securities. The annual portfolio turnover rate for the Portfolios is set forth under the heading "Fi-nancial Highlights" in the Vanguard Municipal Bond Fund Prospectus. The port-folio turnover rate is not a limiting factor when management deems it desir-able to sell or purchase securities. It is impossible to predict whether or not the portfolio turnover rates in future years will vary significantly from the rates in recent years.

                              PURCHASE OF SHARES

  The Fund reserves the right in its sole discretion (i) to suspend the offer-ing of its shares, (ii) to reject purchase orders when in the judgment of man-agement such rejection is in the best interest of the Fund, and (iii) to re-duce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circum-stances where certain economies can be achieved in sales of the Fund's shares.

  STOCK CERTIFICATES. Your purchase will be made in full and fractional shares of the Portfolio calculated to three decimal places. Shares are normally held on deposit for shareholders by the Fund, which will send to shareholders a statement of shares owned at the time of each transaction. This saves the shareholders the trouble of safekeeping the certificates, and saves the Fund the cost of issuing certificates. Share certificates are, of course, available at any time upon written request at no additional cost to shareholders. No certificates will be issued for fractional shares.

                             REDEMPTION OF SHARES

  The Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not rea-sonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

  The Fund has made an election with the Commission to pay in cash all redemp-tions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Direc-tors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemp-tions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "How Is the Share Price of Each Portfolio Deter-mined?" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

  No charge is made by the Fund for redemptions, except for wire withdrawals under $5,000 which are subject to a $5.00 charge. Any redemption may be more or less than the shareholder's cost depending on the market value of the secu-rities held by each Portfolio.

  SIGNATURE GUARANTEES. To protect your account, the Fund and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has autho-rized a redemption from your account. SIGNATURE GUARANTEES ARE REQUIRED IN CONNECTION WITH: (1) REDEMPTIONS INVOLVING MORE THAN $25,000 ON THE DATE OF RECEIPT BY VANGUARD OF ALL NECESSARY DOCUMENTS; (2) ALL REDEMPTIONS, REGARD-LESS OF THE AMOUNT INVOLVED, WHEN THE PROCEEDS ARE TO BE PAID TO SOMEONE OTHER THAN THE REGISTERED OWNER(S) AND/OR ARE GOING TO AN ADDRESS OTHER THAN THE ONE ON RECORD; AND (3) SHARE TRANSFER REQUESTS.

  A signature guarantee may be obtained from banks, brokers and any other guarantor institution that Vanguard deems acceptable. NOTARIES PUBLIC ARE NOT ACCEPTABLE GUARANTORS.

  The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              VALUATION OF SHARES

  The valuation of shares of the Fund's Short-Term, Limited-Term, Intermedi-ate-Term, Long-Term, High Yield and Insured Long-Term Portfolios is described in detail in the Prospectus.

  MONEY MARKET PORTFOLIO. The net asset value per share of the Money Market Portfolio is determined on each day that the New York Stock Exchange is open.

  It is the policy of the Money Market Portfolio to attempt to maintain a net asset value of $1.00 per share for purposes of sales and redemptions. The in-struments held by the Money Market Portfolio are valued on the basis of amor-tized cost which does not take into account unrealized capital gains or loss-es. This involves valuing an instrument at-cost and thereafter assuming a con-tinuous amortization for as long as the security is held of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the in-strument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a some-what higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less in-vestment income. The converse would apply in a period of rising interest rates.

  The valuation of the Money Market Portfolio's instruments based upon their amortized cost and the commitment to maintain the Portfolio's per share net asset value of $1.00 is permitted by an exemptive order granted to the Fund by the Securities and Exchange Commission, pursuant to which the Fund has agreed to adhere to certain conditions. Accordingly, the Fund has agreed to maintain a dollar-weighted average portfolio maturity for the Money Market Portfolio of 90 days or less, to purchase instruments having remaining maturities of 13 months or less only, and to invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks.

  It is a fundamental objective of management to maintain the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. The Directors have established procedures designed to achieve this objective. Such procedures will include a review of the Portfolio's holdings by the Di-rectors, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quota-tions deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Directors. If such deviation exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, will be initiat-ed. In the event the Directors determine that a deviation exists which may re-sult in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; making a special capital distribu-tion; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.

                            MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

  The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors, which are elected annu-ally by shareholders, set broad policies for the Fund and choose its officers. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years is set forth below. The mailing address of the Directors and officers is Post Of-fice Box 876, Valley Forge, PA 19482. As a group, the Fund's Directors and of-ficers own less than one percent of the outstanding shares of each Portfolio of the Fund.

JOHN C. BOGLE, Chairman, Chief Executive Officer and Director*(1)
 Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc. and each of the investment companies in The Vanguard Group; Director of The Mead Corporation and General Accident Insurance.

JOHN J. BRENNAN, President & Director*(1)
 President of The Vanguard Group, Inc. and each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Director
 Chairman and Chief Executive Officer, Rhone- Poulenc Rorer, Inc.; Director of Sun Company, Inc.

BARBARA BARNES HAUPTFUHRER, Director
 Director of The Great Atlantic and Pacific Tea Company, ALCO Standard Corp., Raytheon Company, Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Trustee Emerita of Wellesley College.

BURTON G. MALKIEL, Director
 Chemical Bank Chairman's Professor of Economics, Princeton University; Direc-tor of Prudential Insurance Co. of America, Amdahl Corporation, Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Com-pany.

ALFRED M. RANKIN, JR., Director

 President, Chief Executive Officer and Director of NACCO Industries, Inc.; Director of The BFGoodrich Company, and The Standard Products Company.

JOHN C. SAWHILL, Director
 President and Chief Executive Officer, The Nature Conservancy; formerly, Di-rector and Senior Partner, McKinsey & Co.; Director of Pacific Gas and Elec-tric Company and NACCO Industries.

JAMES O. WELCH, JR., Director

 Retired Chairman of Nabisco Brands Inc. and retired Vice Chairman and Direc-tor of RJR Nabisco; Director of TECO Energy, Inc. and Director of Kmart Cor-poration.

J. LAWRENCE WILSON, Director

 Chairman and Chief Executive Officer, Rohm & Haas Company; Director of Cummins Engine Company; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, Secretary*
 Senior Vice President and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer*
 Treasurer of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller*
 Vice President of The Vanguard Group, Inc.; Controller of each of the invest-ment companies in The Vanguard Group.
--------
  * Officers of the Fund are "interested persons" as defined in the Investment Company Act of 1940.

(1) Effective February 1, 1996, Mr. Brennan will succeed Mr. Bogle as Chief Executive Officer of the Fund, The Vanguard Group, Inc. and each of the investment companies in The Vanguard Group. Mr. Bogle will remain Chairman and Director of the Fund, The Vanguard Group, Inc. and each of the invest-ment companies in The Vanguard Group.
-------------------------------------------------------------------------------

                              THE VANGUARD GROUP

  Vanguard Municipal Bond Fund is a member of The Vanguard Group of Investment Companies. Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the Group obtain at-cost virtu-ally all of their corporate management, administrative and distribution serv-ices. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard Funds, including Vanguard Municipal Bond Fund.

  Vanguard employs a supporting staff of management and administrative person-nel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings and equipment. Each Fund pays its share of Vanguard's total expenses which are allocated among the Funds under methods approved by the Board of Directors (Trustees) of each Fund. In addition, each Fund bears its own direct expenses, such as legal, au-diting and custodian fees.

  The Fund's officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external ad-viser for the Funds.

  The Vanguard Group adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to pre-vent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are per-mitted to engage in personal securities transactions. However, such transac-tions are subject to procedures and guidelines substantially similar to those recommended by the mutual fund industry and approved by the U.S. Securities and Exchange Commission.

  The Vanguard Group, Inc. ("Vanguard") was established and operates under a Funds' Service Agreement which was approved by the shareholders of each of the Funds. The amounts which each of the Funds have invested are adjusted from time to time in order to maintain the proportionate relationship between each Fund's relative net assets and its contribution to Vanguard's capital. At August 31, 1995, the Fund had contributed capital of $2,231,000 Vanguard, representing 11.1% of Vanguard's capitalization. The Fund's Service Agreement provides for the following arrangement: (a) each Vanguard Fund may invest up to 0.40% of its current net assets in Vanguard and (b) there is no other limitation on the amount that each Vanguard Fund may contribute to Vanguard's Capitalization.

  MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian rela-tionships; (6) shareholder reporting; and (7) review and evaluation of serv-ices provided to the Funds by third parties. During the fiscal year ended Au-gust 31, 1995, the Fund's allocated share of Vanguard's actual net costs of operation relating to management and administrative services (including trans-fer agency) totaled approximately $28,012,000.

  DISTRIBUTION. Vanguard provides all distribution and marketing activities for the Funds in the Group. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., acts as Sales Agent for shares of the Funds, in connection with any sales made directly to investors in the states of Florida, Missouri, New York, Ohio, Texas and such other states as it may be required.

  The principal distribution expenses are for advertising, promotional materi-als and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment com-panies which will become members of the Group. The Directors and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Fund, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the Funds based upon their relative net assets. The remain-ing one half of these expenses is allocated among the Funds based upon each Fund's sales for the preceding 24 months relative to the total sales of the Funds as a Group, provided, however, that no Fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional na-ture shall exceed 125% of the average distribution expense rate for the Group, and that no Fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. During the fiscal year ended August 31, 1995, the Fund paid approximately $4,214,000 of the group's distribution and marketing expenses, which represented an effective annual rate of .02 of 1% of the Fund's average net assets.

  INVESTMENT ADVISORY SERVICES. Vanguard also provides the Fund, Vanguard Money Market Reserves, Vanguard Institutional Money Market Portfolio, Vanguard New York Insured Tax-Free Fund, Vanguard New Jersey Tax-Free Fund, Vanguard Pennsylvania Tax-Free Fund, Vanguard Ohio Tax-Free Fund, Vanguard California Tax-Free Fund, Vanguard Florida Insured Tax-Free Fund, Vanguard Tax-Managed Fund, Aggressive Growth Portfolio of Vanguard Horizon Fund, several Portfolios of Vanguard Fixed Income Securities Fund, Vanguard Index Trust, Vanguard Admi-ral Funds, Vanguard International Equity Index Fund, Vanguard Balanced Index Fund, Vanguard Institutional Index Fund, several Portfolios of Vanguard Vari-able Insurance Fund, Vanguard Bond Index Fund, a portion of Vanguard/Windsor II, a portion of Vanguard/Morgan Growth Fund as well as several indexed sepa-rate accounts with investment advisory services. These services are provided on an at-cost basis from a money management staff employed directly by Van-guard. The compensation and other expenses of this staff are paid by the Funds utilizing these services. During the fiscal years ended August 31, 1993, 1994 and 1995, the Fund paid approximately $1,314,000, $1,844,000, and $2,210,000 respectively, of Vanguard's expenses relating to investment advisory services.

  REMUNERATION OF DIRECTORS (TRUSTEES) AND OFFICERS. The Fund pays each Direc-tor (Trustee), who is not also an officer, an annual fee plus travel and other expenses incurred in attending Board meetings. The Fund's officers and employ-ees are paid by Vanguard which, in turn, is reimbursed by the Fund, and each other Fund in the Group, for its allocated share of officers' and employees' salaries and retirement benefits. During the year ended August 31, 1995 the Fund's proportionate share of remuneration, paid by Vanguard (and reimbursed by the Fund) was approximately $ . .

  Under its Retirement Plan, Vanguard contributes annually an amount equal to 10% of each officer's annual compensation plus 5.7% of that part of the offi-cer's compensation during the year, if any, that exceed the Social Security Taxable Wage Base then in effect. Under Vanguard's Thrift Plan, all employees are permitted to make pre-tax contributions in a maximum amount equal to 4% of total compensation. Vanguard matches the basic contribution on a 100% basis. Directors who are not Officers are paid an annual fee based on the number of years of service on the board, up to fifteen years of service, upon retire-ment. The fee is equal to $1,000 for each year of service and each investment company member of The Vanguard Group contributes a proportionate amount to this fee based on its relative net assets. This fee is paid, subsequent to a Director's retirement, for a period of ten years or until the death of a re-tired Director. The Fund's proportionate share of retirement contributions made by Vanguard under its Retirement and Thrift Plans on behalf of all eligi-ble officers of the Fund, as a group, during the 1995 fiscal year was approxi-mately $ . .

  The following table provides detailed information with respect to the amounts paid or accrued for the Directors for the fiscal year ended August 31, 1995.

                       VANGUARD MUNICIPAL BOND FUND

                            COMPENSATION TABLE

                          AGGREGATE   PENSION OR RETIREMENT    ESTIMATED      TOTAL COMPENSATION
                         COMPENSATION  BENEFITS ACCRUED AS  ANNUAL BENEFITS FROM ALL VANGUARD FUNDS
NAMES OF DIRECTORS        FROM FUND   PART OF FUND EXPENSES UPON RETIREMENT  PAID TO DIRECTORS(2)
------------------       ------------ --------------------- --------------- -----------------------
John C. Bogle(1)........       --               --                  --                  --
John J. Brennan(1)......       --               --                  --                  --
Barbara Barnes
 Hauptfuhrer............    $7,438           $1,298             $15,000             $60,000
Robert E. Cawthorn......    $7,438           $1,081             $13,000             $60,000
Burton G. Malkiel.......    $7,438           $  865             $15,000             $60,000
Alfred M. Rankin, Jr. ..    $7,438           $  683             $15,000             $60,000
John C. Sawhill.........    $7,438           $  811             $15,000             $60,000
James O. Welch, Jr. ....    $7,438           $  998             $15,000             $60,000
J. Lawrence Wilson......    $7,438           $  721             $15,000             $60,000

--------

(1) As "Interested Directors," Messrs. Bogle and Brennan receive no compensation for their service. Compensation amounts reported for Messrs. Bogle and Brennan relate to their respective positions as Chief Executive Officer and President of the Fund.

(2) The amounts reported in this column reflect the total compensation paid to each Director for their service as Director or Trustee of 34 Vanguard Funds.

                            PORTFOLIO TRANSACTIONS

  The Fund expects that purchases and sales of securities for its seven Port-folios usually will be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Portfolios for such purchases. Purchases from underwriters of securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include a dealer's mark-up. Vanguard's investment management staff may sell securities prior to their maturity if circumstances and considerations warrant and if it believes such dispositions desirable.

  Decisions with respect to the purchase and sale of securities on behalf of the Fund's Portfolios are made by Vanguard's investment management staff under the supervision of the officers of the Fund. The staff is also generally re-sponsible for implementing these decisions, including the allocation of prin-cipal business and portfolio brokerage, and the negotiation of commissions.

  In purchasing and selling securities for each of the Fund's Portfolios, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to ex-ecute the Fund's securities transactions, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, gen-eral execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund.

  Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be through such firms. However, the Fund may place portfolio orders with qualified brokers or dealers who recommend shares of the Fund to clients, or who act as agent in the pur-chase of shares of any of the Fund's Portfolios for their clients and may, when a number of brokers and dealers can provide comparable best price and execution on a par-ticular transaction, consider the sale of shares by a broker or dealer in se-lecting among qualified brokers or dealers.

  The Fund paid no brokerage commissions during the fiscal years ended August 31, 1993, August 31, 1994 and August 31, 1995.

                    DESCRIPTION OF SHARES AND VOTING RIGHTS

  The Fund was organized as a Maryland corporation on October 15, 1976. On January 3, 1984, the Fund was reorganized into a Pennsylvania business trust which was organized solely for that purpose. The Fund was reorganized as a Maryland corporation on December 31, 1985.

  The Articles of Incorporation permit the Directors to issue 7,250,000,000 shares of Common Stock, $.001 par value from an unlimited number of separate classes ("Portfolio") of shares. Currently the Fund is offering shares of seven Portfolios. The shares of each Portfolio are fully paid and nonassess-able and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Di-rectors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class: except (i) when re-quired by the Investment Company Act of 1940, shares shall be voted by indi-vidual class; and (ii) when the matter does not affect any interest of a par-ticular class, then only shareholders of the affected class or classes shall be entitled to vote thereon.

                             FINANCIAL STATEMENTS

  The Fund's Financial Statements for the year ended August 31, 1995, includ-ing the financial highlights for each of the five fiscal years in the period ended August 31, 1995, appearing in the Vanguard Municipal Bond Fund Annual Report to Shareholders and insert thereto, and the report thereon of Price Waterhouse LLP, independent accountants, also appearing therein, are incorpo-rated by reference in this Statement of Additional Information. The Fund's An-nual Report to Shareholders and the insert thereto are enclosed with this Statement of Additional Information.

         APPENDIX A--DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS

  Vanguard may use reprinted material discussing the Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

  MUNICIPAL BONDS--GENERAL. Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted au-thorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and fa-cilities.

  The two principal classifications of Municipal Bonds are "general obliga-tion" and "revenue" or "special tax" bonds. General obligation bonds are se-cured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are pay-able only from the revenues derived from a particular facility or class of fa-cilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Fund may also invest in tax-exempt industrial development bonds, short-term municipal obli-gations (rated SP-1+ or SP-1 by Standard & Poor's Corporation or MIG. by Moody's Investors Service), project notes, demand notes and tax-exempt commer-cial papers (rated A-1 by Standard & Poor's Corporation or P-1 by Moody's In-vestors Service).

  Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the abil-ity of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

  Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such ob-ligations are secured by letters of credit or other credit support arrange-ments provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding prin-cipal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Fund will invest are payable on not more than one year's notice. Each note purchased by the Fund will meet the quality criteria set out above for the Fund.

  The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a par-ticular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corpora-tion represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not abso-lute standards of quality. Consequently, Municipal Bonds with the same maturi-ty, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Fund.

  Municipal Bonds are sometimes purchased on a "when issued" basis meaning the Fund has committed to purchasing certain specified securities at an agreed upon price when they are issued. The period between commitment date and issu-ance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

  From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Fund to achieve its investment objective. In that event, the Fund's Trustees and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

  Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax ex-emption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or elimi-nate the ability of each Portfolio to achieve its respective investment objec-tive. In that event, the fund's trustees and officers would reevaluate its in-vestment objective and policies and consider recommending to its shareholders changes in such objective and policies. Ratings. Excerpts from Moody's Invest-ors Service, Inc.'s Municipal Bond ratings: Aaa--judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; Aa-- judged to be of "high quality by all standards" but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally known as "high grade bonds"; A--possess many favorable in-vestment attributes and are considered "upper medium grade obligations." Fac-tors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibil-ity to impairment sometime in the future; Baa--considered as medium grade ob-ligations; i.e., they are neither highly protected nor poorly secured; inter-est payments and principal security appear adequate for the present but cer-tain protective elements may be lacking or may be characteristically unrelia-ble over any great length of time; Ba-- protection of principal and interest payments may be very moderate; judged to have speculative elements; their fu-ture cannot be considered as well-assured; B--lack characteristics of a desir-able investment; assurance of interest and principal payments over any long period of time may be small; Caa--poor standing; may be in default or there may be present elements of danger with respect to principal and interest; Ca-- speculative in a high degree; often in default; C--lowest rated class of bonds; issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.

  Description of Moody's ratings of state and municipal notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used will be as follows: MIG-1--Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both: MIG-2--High quality with margins of protection ample al-though not so large as in the preceding group.

  Description of Moody's highest commercial paper rating; Prime-1 ("P-1")-- judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

  Excerpts from Standard & Poor's Corporation's Municipal Bond ratings: AAA-- has the highest rating assigned by S&P; extremely strong capacity to pay prin-cipal and interest; AA--has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A-- has a strong capacity to pay principal and interest, although somewhat more susceptible to the adverse changes in circumstances and economic conditions; BBB--regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic condi-tions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in A category; BB--B--CCC--CC-- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligations; BB is being paid; D--in de-fault, and payment of principal and/or interest is in arrears.

  The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Excerpt from Standard & Poor's Corporation's rating of municipal note is-sues: SP-1+--very strong capacity to pay principal and interest; SP-1--strong capacity to pay principal and interest.

  Description of S&P's highest commercial papers ratings: A-1+--This designa-tion indicates the degree of safety regarding timely payment is overwhelming. A-1--This designation indicates the degree of safety regarding timely payment is very strong.

  At least 95% of the municipal securities held by each of the Fund's Portfo-lios must be rated a minimum of Baa (or BBB) by Moody's or Standard & Poor's. No more than 20% of the Portfolio will be held in the lowest investment grade rating. Not more than 5% of the municipal securities of each Portfolio may be lower-rated or unrated.

  In the event that a particular obligation held by a Portfolio of the Fund is downgraded below the minimum investment level permitted the investment poli-cies of such Portfolio, the directors and officers of the Fund will carefully assess the credit worthiness of the obligation to determine whether it contin-ues to meet the policies and objectives of the Portfolio.

                    APPENDIX B--MUNICIPAL LEASE OBLIGATIONS

  Each Portfolio may invest in municipal lease obligations. Such securities will be treated as liquid under the following guidelines have been established by the Board of Directors:

    1. The obligation has been rated "investment grade" by at least one NRSRO and is considered to be investment grade by the investment adviser.

    2. The obligation is secured by payments from a governmental lessee which is generally recognized and has debt obligations which are actively traded by a minimum of five broker/dealers.

    3. At least $25 million of the lessee debt is outstanding either in a single transaction or on parity, and owned by a minimum of five institu-tional investors.

    4. The investment adviser has determined that the obligation, or a compa-rable lessee security, trades in the institutional marketplace at least pe-riodically, with a bid/offer spread of 20 basis points or less.

    5. The governmental lessee has a full faith and credit general obligation rating of at least "A-" as published by at least one NRSRO or as determined by the investment adviser. If the lessee is a state government, the general obligation rating must be at least BAA1, BBB+, or equivalent, as determined above.

    6. The projects to be financed by the obligation are determined to be critical to the lessee's ability to deliver essential services.

    7. Specific legal features such as covenants to maintain the tax-exempt status of the obligation, covenants to make lease payments without the right of offset or counterclaim, covenants to return leased property to the lessor in the event of non-appropriation, insurance policies, debt service reserve fund, are present.

    8. The lease must be "triple net" (i.e.-lease payments are net of prop-erty maintenance, taxes and insurance).

    9. If the lessor is a private entity, there must be a sale and absolute assignment of rental payments to the trustee, accompanied by a legal opin-ion from recognized bond counsel that lease payments would not be consid-ered property of the lessor's estate in the event of lessor's bankruptcy.

                                    PART C

                      VANGUARD MUNICIPAL BOND FUND, INC.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (A) FINANCIAL STATEMENTS

  The Registrant's audited financial statements for the year ended August 31, 1995, including Price Waterhouse LLP's report thereon, are incorporated by reference, in the Statement of Additional Information, from the Registrant's 1995 Annual Report and insert thereto, which has been filed with the Commis-sion. The financial statements included in the Annual Report and the insert thereto are:

  1. Statements of Net Assets as of August 31, 1995.

  2. Statements of Operations for the year ended August 31, 1995.

  3. Statements of Changes in Net Assets for the years ended August 31, 1994 and August 31, 1995.

  4. Financial Highlights for each of the five years in the period ended Au-gust 31, 1995.
  5. Notes to Financial Statements.
  6. Report of Independent Accountants.

  (B) EXHIBITS

      EXHIBIT NUMBER                            DESCRIPTION
      --------------                            -----------
      11.................... Consent of Independent Accountants
      12.................... Financial Statements--See (a) above.
      16.................... Schedule for computation of performance quotations
      27.................... Financial Data Schedule

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Registrant is not controlled by or under common control with any person. The officers of the Registrant, the investment companies in The Vanguard Group of Investment Companies and The Vanguard Group, Inc. are identical. Reference is made to the caption "Management of the Fund" in the Prospectus constituting Part A and in the Statement of Additional Information constituting Part B of this Registration Statement.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

  As of August 31, 1995 each Portfolio of the Fund had the following number of shareholders:

      Money Market Portfolio............................................  62,603
      Short-Term Portfolio..............................................  26,098
      Limited-Term Portfolio............................................  34,165
      Intermediate-Term Portfolio....................................... 111,110
      Long-Term Portfolio...............................................  20,412
      Insured Long-Term Portfolio.......................................  37,873
      High-Yield Portfolio..............................................  40,419

ITEM 27. INDEMNIFICATION

  Reference is made to Article IX of Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or control-ling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling pre-cedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Regis-trant and the other Funds in the Group. See the information concerning The Vanguard Group set forth in Parts A and B.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) None
  (b) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc. c/o The Vanguard Financial Center, Valley Forge, Pennsyl-vania 19482; and the Registrant's Custodian, CoreStates Bank, N.A., Philadel-phia, Pa.

ITEM 31. MANAGEMENT SERVICES

  Other than the Amended and Restated Funds' Service Agreement with The Van-guard Group, Inc. which was previously filed as Exhibit 9(c) and described in Part B hereof under "Management of the Fund;" the Registrant is not a party of any management-related service contract.

ITEM 32. UNDERTAKINGS

  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of di-rectors and to assist in shareholder communications in such matters, to the extent required by law.

  Registrant hereby undertakes to provide an Annual Report to Shareholders or prospective investors, free of charge, upon request.

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVEST-MENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL THE RE-QUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFEC-TIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWN OF VALLEY FORGE AND THE COMMONWEALTH OF PENNSYLVANIA, ON THE 22ND DAY OF DECEMBER, 1995.

                                          Vanguard Municipal Bond Fund, Inc.

                                                        (signature)
                                          By:_________________________________
                                                  (RAYMOND J. KLAPINSKY)
                                                      JOHN C. BOGLE*,
                                               CHAIRMAN AND CHIEF EXECUTIVE
                                                          OFFICER

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFEC-TIVE AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOL-LOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED:

             SIGNATURES                        TITLE                 DATE
             ----------                        -----                 ----

             (signature)               Chairman of the         December 22, 1995
By: _________________________________   Board, Director,
       (RAYMOND J. KLAPINSKY)           and Chief Executive
           JOHN C. BOGLE*               Officer

             (signature)               President and           December 22, 1995
By: _________________________________   Director
       (RAYMOND J. KLAPINSKY)
          JOHN J. BRENNAN*

             (signature)               Director                December 22, 1995
By: _________________________________
       (RAYMOND J. KLAPINSKY)
         ROBERT E. CAWTHORN*

             (signature)               Director                December 22, 1995
By: _________________________________
       (RAYMOND J. KLAPINSKY)
       BARBARA B. HAUPTFUHRER*

             (signature)               Director                December 22, 1995
By: _________________________________
       (RAYMOND J. KLAPINSKY)
         BURTON G. MALKIEL*

             (signature)               Director                December 22, 1995
By: _________________________________
       (RAYMOND J. KLAPINSKY)
          JOHN C. SAWHILL*

             (signature)               Director                December 22, 1995
By: _________________________________
       (RAYMOND J. KLAPINSKY)
        JAMES O. WELCH, JR.*

             (signature)               Director                December 22, 1995
By: _________________________________
       (RAYMOND J. KLAPINSKY)
         J. LAWRENCE WILSON*

             (signature)               Treasurer and           December 22, 1995
By: _________________________________   Principal Financial
       (RAYMOND J. KLAPINSKY)           Officer and
         RICHARD F. HYLAND*             Accounting Officer

* By Power of Attorney. See File Number 2-14336, January 23, 1990. Incorpo-rated by Reference.

                                 EXHIBIT INDEX

CONSENT OF INDEPENDENT ACCOUNTANTS.................................... EX-99.B11
SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS.................... EX-99.B16
FINANCIAL DATA SCHEDULE............................................... EX-27